UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s Prudential QMA Emerging Markets Equity Fund and Prudential QMA International Developed Markets Index Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2017

Date of reporting period:	4/30/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL QMA EMERGING MARKETS EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2017

Objective: To provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Total Returns as of 4/30/17 (without sales charges)
Since Inception* (%)
Class Q	14.21 (11/29/16)
MSCI Emerging Markets Net Index	14.14
Lipper Emerging Markets Funds Average	14.13

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of merging markets. It consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Lipper Emerging Markets Funds Average—The Lipper Emerging Markets Funds Average (Lipper Average) are funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential QMA Emerging Markets Equity Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
Samsung Electronics Co. Ltd., Technology Hardware, Storage & Peripherals	5.1
Alibaba Group Holding Ltd., Internet Software & Services	3.4
Tencent Holdings Ltd., Internet Software & Services	3.3
Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment	2.9
China Construction Bank Corp., Banks	2.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Banks	17.4
Internet Software & Services	8.5
Oil, Gas & Consumable Fuels	6.9
Technology Hardware, Storage & Peripherals	6.5
Semiconductors & Semiconductor Equipment	4.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential QMA Emerging Markets Equity Fund	5

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Emerging Markets Equity Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual**	$1,000.00	$1,142.10	1.20%	$5.35
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 152 day period ended April 30, 2017 due to the Fund’s inception date of November 29, 2016.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS 93.4%

Brazil 5.0%
Ambev SA	23,400	$134,618
Banco Bradesco SA	4,100	42,110
BRF SA	1,900	23,717
Cia de Saneamento Basico do Estado de Sao Paulo	16,700	153,212
EDP - Energias do Brasil SA	26,400	112,202
Engie Brasil Energia SA	800	8,665
Fibria Celulose SA	1,200	11,040
Hypermarcas SA	12,600	119,130
Klabin SA, UTS	2,700	13,415
Localiza Rent a Car SA	2,200	32,708
Lojas Renner SA	3,300	30,671
M Dias Branco SA	600	9,215
Petroleo Brasileiro SA*	15,300	69,076
Qualicorp SA	23,300	165,168
Sul America SA, UTS	1,070	5,724
TIM Participacoes SA	52,500	170,035
Vale SA	6,600	56,642

		1,157,348

Chile 1.3%
AES Gener SA	15,044	5,715
Banco de Credito e Inversiones	188	10,434
Cencosud SA	52,770	150,315
Enel Generacion Chile SA	184,211	141,000

		307,464

China 26.7%
Agricultural Bank of China Ltd.(Class H Stock)	347,000	159,964
Alibaba Group Holding Ltd., ADR*(a)	6,900	796,950
Baidu, Inc., ADR*	700	126,161
Bank of China Ltd.(Class H Stock)	397,000	192,034
Bank of Communications Co. Ltd.(Class H Stock)	44,000	33,832
China Cinda Asset Management Co. Ltd.(Class H Stock)	44,000	16,726
China CITIC Bank Corp. Ltd.(Class H Stock)	238,000	150,659
China Communications Services Corp. Ltd.(Class H Stock)	12,000	6,829
China Construction Bank Corp.(Class H Stock)	599,000	486,187
China Everbright International Ltd.	13,000	17,557
China Everbright Ltd.	60,000	137,066
China Huarong Asset Management Co. Ltd.(Class H Stock), 144A*	359,000	151,085
China Medical System Holdings Ltd.	30,000	51,780

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	7

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

China (cont’d.)
China Merchants Bank Co. Ltd.(Class H Stock)	19,500	$50,525
China Minsheng Banking Corp. Ltd.(Class H Stock)	29,500	29,024
China Mobile Ltd.	19,000	202,286
China Resources Power Holdings Co. Ltd.	10,000	18,004
China State Construction International Holdings Ltd.	34,000	61,611
China Telecom Corp. Ltd.(Class H Stock)	92,000	44,876
China Vanke Co. Ltd.(Class H Stock)	54,700	138,610
CITIC Ltd.	22,000	31,900
CSPC Pharmaceutical Group Ltd.	20,000	27,740
Fosun International Ltd.	12,500	18,906
Geely Automobile Holdings Ltd.	130,000	175,156
Great Wall Motor Co. Ltd.(Class H Stock)	45,000	48,735
Guangzhou Automobile Group Co. Ltd.(Class H Stock)	96,000	149,194
Guangzhou R&F Properties Co. Ltd.(Class H Stock)	40,800	68,673
Haitian International Holdings Ltd.	58,000	142,032
Hengan International Group Co. Ltd.	4,500	33,627
Huatai Securities Co. Ltd.(Class H Stock), 144A	7,200	13,942
Industrial & Commercial Bank of China Ltd.(Class H Stock)	482,000	314,199
JD.com, Inc., ADR*	7,800	273,546
Jiangsu Expressway Co. Ltd.(Class H Stock)	6,000	8,854
Longfor Properties Co. Ltd.	7,500	12,977
NetEase, Inc., ADR	900	238,851
New Oriental Education & Technology Group, Inc., ADR*	700	45,178
People’s Insurance Co. Group of China Ltd. (The)(Class H Stock)	36,000	14,857
Ping An Insurance Group Co. of China Ltd.(Class H Stock)	49,000	275,490
Shanghai Industrial Holdings Ltd.	46,000	145,528
Shanghai Pharmaceuticals Holding Co. Ltd.(Class H Stock)	35,400	93,631
Sinopec Shanghai Petrochemical Co. Ltd.(Class H Stock)	242,000	135,226
Sinopharm Group Co. Ltd.(Class H Stock)	6,000	26,894
Tencent Holdings Ltd.	24,100	755,133
Weichai Power Co. Ltd.(Class H Stock)	11,000	17,824
YY, Inc., ADR*	1,500	73,455
Zhejiang Expressway Co. Ltd.(Class H Stock)	128,000	159,230

		6,172,544

Greece 0.7%
Hellenic Telecommunications Organization SA	1,195	11,606
JUMBO SA	9,614	151,682

		163,288

Hong Kong 0.1%
Nine Dragons Paper Holdings Ltd.	8,000	8,628

See Notes to Financial Statements.

8

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong (cont’d)
Sun Art Retail Group Ltd.	12,500	$12,878

		21,506

Hungary 1.2%
MOL Hungarian Oil & Gas PLC	2,093	157,451
OTP Bank PLC	1,187	33,374
Richter Gedeon Nyrt	3,786	91,683

		282,508

India 6.3%
GAIL India Ltd., GDR	355	13,739
Infosys Ltd., ADR(a)	17,900	260,624
Larsen & Toubro Ltd., GDR, RegS	7,623	206,964
Mahindra & Mahindra Ltd., GDR	3,044	63,772
Reliance Industries Ltd., GDR, 144A*	7,400	320,050
Tata Motors Ltd., ADR	5,200	185,484
Tata Steel Ltd., GDR, RegS	20,339	140,746
Vedanta Ltd., ADR	10,600	161,120
Wipro Ltd., ADR(a)	9,600	94,560

		1,447,059

Indonesia 2.5%
Adaro Energy Tbk PT	1,014,700	134,933
Astra International Tbk PT	176,200	118,088
Bank Central Asia Tbk PT	61,100	81,259
Bank Negara Indonesia Persero Tbk PT	38,300	18,288
Bank Rakyat Indonesia Persero Tbk PT	57,100	55,153
Gudang Garam Tbk PT	31,300	155,672
Indofood Sukses Makmur Tbk PT	22,500	14,101

		577,494

Malaysia 1.4%
Genting Bhd	46,900	106,224
HAP Seng Consolidated Bhd	2,900	5,922
Kuala Lumpur Kepong Bhd	5,300	29,940
Malayan Banking Bhd	28,800	63,525
Petronas Chemicals Group Bhd	12,200	20,511
Public Bank Bhd	8,900	40,902
Tenaga Nasional Bhd	17,200	55,223

		322,247

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Mexico 2.8%
Alfa SAB de CV(Class A Stock)	14,600	$20,017
America Movil SAB de CV(Class L Stock)	21,100	16,218
Coca-Cola Femsa SAB de CV(Class L Stock)	2,700	19,642
Gruma SAB de CV(Class B Stock)	4,915	65,546
Grupo Aeroportuario del Pacifico SAB de CV(Class B Stock)	16,700	172,090
Grupo Aeroportuario del Sureste SAB de CV(Class B Stock)	6,290	119,189
Grupo Financiero Banorte SAB de CV(Class O Stock)	13,000	75,023
Grupo Mexico SAB de CV(Class B Stock)	23,900	69,839
Grupo Televisa SAB, UTS	9,900	48,040
Kimberly-Clark de Mexico SAB de CV(Class A Stock)	7,500	16,008
Promotora y Operadora de Infraestructura SAB de CV	1,360	14,460

		636,072

Philippines 0.2%
Aboitiz Equity Ventures, Inc.	26,910	41,389

Poland 0.3%
Polski Koncern Naftowy ORLEN SA	1,641	49,042
Powszechny Zaklad Ubezpieczen SA	2,793	30,816

		79,858

Qatar 0.5%
Industries Qatar QSC	781	22,367
Ooredoo QSC	2,459	70,071
Qatar Islamic Bank SAQ	1,109	30,729

		123,167

Russia 3.5%
Alrosa PJSC	24,300	41,892
Gazprom PJSC	65,870	158,235
Inter RAO UES PJSC	489,000	34,800
LUKOIL PJSC	2,489	123,332
Magnit PJSC, GDR, RegS	1,064	37,187
MMC Norilsk Nickel PJSC	156	23,966
Mobile TeleSystems PJSC, ADR	4,200	43,344
Novatek PJSC, GDR, RegS	397	48,116
PhosAgro PJSC, GDR, RegS	489	7,213
Rosneft Oil Co. PJSC	2,040	11,371
Rostelecom PJSC	9,990	13,077
Sberbank of Russia PJSC, ADR	15,153	180,169
Severstal PJSC	2,350	32,032

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Russia (cont’d)
Sistema PJSC FC, GDR, RegS	2,947	$24,784
Surgutneftegas OJSC, ADR	2,756	13,493
Tatneft PJSC	3,820	25,301

		818,312

South Africa 7.5%
Bid Corp. Ltd.	1,674	35,464
Growthpoint Properties Ltd., REIT	83,306	159,656
Hyprop Investments Ltd., REIT	1,245	11,496
Life Healthcare Group Holdings Ltd.	4,689	10,093
Mondi Ltd.	3,536	91,682
Naspers Ltd.(Class N Stock)	1,470	279,523
Nedbank Group Ltd.	3,597	60,645
Resilient REIT Ltd., REIT	1,508	13,138
RMB Holdings Ltd.	3,636	16,689
Sanlam Ltd.	11,224	59,605
Sappi Ltd.	22,779	169,166
Shoprite Holdings Ltd.	11,653	182,813
SPAR Group Ltd. (The)	10,220	137,748
Standard Bank Group Ltd.	19,170	212,875
Steinhoff International Holdings NV	14,699	74,775
Telkom SA SOC Ltd.	25,916	145,039
Tiger Brands Ltd.	2,514	75,928

		1,736,335

South Korea 15.2%
Cheil Worldwide, Inc.	3,208	51,988
Hana Financial Group, Inc.	5,885	202,121
Hanssem Co. Ltd.	188	36,345
Hanwha Chemical Corp.	4,792	105,795
Hyundai Engineering & Construction Co. Ltd.	372	15,846
Hyundai Marine & Fire Insurance Co. Ltd.	3,931	126,598
Hyundai Steel Co.	469	22,590
Industrial Bank of Korea	3,254	35,685
KB Financial Group, Inc.	5,108	224,535
Korea Electric Power Corp.	801	31,928
KT Corp.	40	1,132
KT&G Corp.	1,542	137,514
LG Corp.	239	14,197
LG Display Co. Ltd.	6,109	157,417
LG Electronics, Inc.	2,927	177,680
LG Household & Health Care Ltd.	47	35,741

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d)
LG Uplus Corp.	13,661	$173,583
Lotte Chemical Corp.	503	150,998
Lotte Shopping Co. Ltd.	56	12,914
POSCO	216	50,994
Samsung Electronics Co. Ltd.	601	1,178,218
Shinhan Financial Group Co. Ltd.	2,658	110,975
SK Hynix, Inc.	6,158	291,725
SK Telecom Co. Ltd.	722	152,404
Woori Bank	1,534	20,115

		3,519,038

Taiwan 12.2%
AU Optronics Corp.	386,000	160,424
Catcher Technology Co. Ltd.	3,000	30,808
Cathay Financial Holding Co. Ltd.	122,000	195,519
Chailease Holding Co. Ltd.	64,000	163,053
China Steel Corp.	58,000	46,482
CTBC Financial Holding Co. Ltd.	89,000	55,577
First Financial Holding Co. Ltd.	270,000	164,663
Formosa Chemicals & Fibre Corp.	16,000	49,200
Formosa Petrochemical Corp.	41,000	143,313
Formosa Plastics Corp.	21,000	63,102
Highwealth Construction Corp.	75,000	126,429
Hon Hai Precision Industry Co. Ltd.	90,000	294,585
Hua Nan Financial Holdings Co. Ltd.(Class C Stock)	37,000	20,719
Innolux Corp.	277,000	129,287
Lite-On Technology Corp.	86,000	150,015
Nanya Technology Corp.	77,000	122,685
Phison Electronics Corp.	1,000	9,413
Pou Chen Corp.	11,000	15,401
Powertech Technology, Inc.	3,000	9,412
Siliconware Precision Industries Co. Ltd.	11,000	17,826
Taiwan Semiconductor Manufacturing Co. Ltd.	103,000	663,515
Uni-President Enterprises Corp.	14,000	25,844
Yuanta Financial Holding Co. Ltd.	367,000	156,917

		2,814,189

Thailand 3.0%
Bumrungrad Hospital PCL	1,700	8,625
Charoen Pokphand Foods PCL	196,000	151,575
Glow Energy PCL	2,577	6,109
Kasikornbank PCL	8,900	47,554

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Thailand (cont’d)
Krung Thai Bank PCL	132,400	$75,788
PTT Exploration & Production PCL	6,700	18,837
PTT Global Chemical PCL	10,500	22,767
PTT PCL	17,200	193,432
Siam Cement PCL (The)	3,500	54,010
Thai Oil PCL	56,100	126,505

		705,202

Turkey 2.1%
Akbank TAS	7,781	20,826
Arcelik A/S	16,527	110,185
BIM Birlesik Magazalar A/S	285	4,655
Eregli Demir ve Celik Fabrikalari TAS	6,774	12,409
Ford Otomotiv Sanayi A/S	6,303	70,056
Haci Omer Sabanci Holding A/S	4,593	13,679
KOC Holding A/S	3,179	14,941
Turkcell Iletisim Hizmetleri A/S*	4,420	15,464
Turkiye Garanti Bankasi A/S	18,161	49,025
Turkiye Is Bankasi(Class C Stock)	83,081	163,963

		475,203

United Arab Emirates 0.0%
Dubai Islamic Bank PJSC	6,089	9,731

United States 0.9%
Yum China Holdings, Inc.*	6,000	204,720

TOTAL COMMON STOCKS (cost $19,383,432)		21,614,674

EXCHANGE TRADED FUNDS 2.2%

India 1.5%
iShares MSCI India ETF	10,800	346,464

United States 0.7%
iShares MSCI Emerging Markets ETF	4,024	161,201

TOTAL EXCHANGE TRADED FUNDS (cost $440,455)		507,665

PREFERRED STOCKS 3.5%

Brazil 2.8%
Banco Bradesco SA(PRFC)	3,000	31,550
Cia Paranaense de Energia(PRFC)	500	4,609
Itau Unibanco Holding SA(PRFC)	27,100	335,031
Itausa-Investimentos Itau SA(PRFC)	48,800	151,287

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
PREFERRED STOCKS (Continued)

Brazil (cont’d.)
Telefonica Brasil SA(PRFC)	2,200	$32,687
Vale SA(PRFC)	10,200	84,131

		639,295

Chile 0.0%
Embotelladora Andina SA(PRFC)	1,305	5,430

Colombia 0.1%
Grupo Aval Acciones y Valores SA(PRFC)	17,614	6,975

Russia 0.0%
Transneft PJSC(PRFC)	2	6,770

South Korea 0.6%
Samsung Electronics Co. Ltd.(PRFC)	90	138,593

TOTAL PREFERRED STOCKS (cost $718,724)		797,063

	Units

RIGHTS* 0.0%

Hong Kong
Bank of Communications Co. Ltd.^ (cost $—)	88	—

TOTAL LONG-TERM INVESTMENTS (cost $20,542,611)		22,919,402

SHORT-TERM INVESTMENTS 5.1%

	Shares

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(b)	48,997	48,997
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,140,473; includes $1,139,880 of cash collateral for securities on loan)(b)(c)	1,140,245	1,140,473

TOTAL SHORT-TERM INVESTMENTS (cost $1,189,470)		1,189,470

TOTAL INVESTMENTS 104.2% (cost $21,732,081)		24,108,872
Liabilities in excess of other assets (4.2)%		(971,335)

NET ASSETS 100.0%		$23,137,537

See Notes to Financial Statements.

14

The following abbreviations are used in the semiannual report:

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

PRFC—Preference Shares

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,117,306; cash collateral of $1,139,880 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$1,157,348	$—	$—
Chile	307,464	—	—
China	1,568,998	4,603,546	—
Greece	—	163,288	—
Hong Kong	—	21,506	—
Hungary	—	282,508	—
India	1,447,059	—	—
Indonesia	—	577,494	—

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

	Level 1	Level 2	Level 3
Common Stocks (continued)
Malaysia	$—	$322,247	$—
Mexico	636,072	—	—
Philippines	—	41,389	—
Poland	—	79,858	—
Qatar	—	123,167	—
Russia	354,306	464,006	—
South Africa	—	1,736,335	—
South Korea	—	3,519,038	—
Taiwan	—	2,814,189	—
Thailand	603,638	101,564	—
Turkey	—	475,203	—
United Arab Emirates	—	9,731	—
United States	204,720	—	—
Exchange Traded Funds
India	346,464	—	—
United States	161,201	—	—
Preferred Stocks
Brazil	639,295	—	—
Chile	5,430	—	—
Colombia	6,975	—	—
Russia	—	6,770	—
South Korea	—	138,593	—
Rights
Hong Kong	—	—	—
Affiliated Mutual Funds	1,189,470	—	—

Total	$8,628,440	$15,480,432	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

Banks	17.4%
Internet Software & Services	8.5
Oil, Gas & Consumable Fuels	6.9
Technology Hardware, Storage & Peripherals	6.5
Affiliated Mutual Funds (including 4.9% of collateral for securities on loan)	5.1
Semiconductors & Semiconductor Equipment	4.8
Automobiles	3.5
Metals & Mining	3.3
Electronic Equipment, Instruments & Components	3.3
Insurance	3.0
Wireless Telecommunication Services	2.8
Food & Staples Retailing	2.6%
Chemicals	2.4
Exchange Traded Funds	2.2
Capital Markets	2.2
Diversified Telecommunication Services	2.1
Transportation Infrastructure	2.0
Food Products	1.7
Household Durables	1.6
Media	1.6
Real Estate Management & Development	1.6
IT Services	1.5
Industrial Conglomerates	1.4

See Notes to Financial Statements.

16

Industry Classification (cont’d)
Hotels, Restaurants & Leisure	1.4%
Tobacco	1.3
Construction & Engineering	1.3
Health Care Providers & Services	1.2
Pharmaceuticals	1.2
Paper & Forest Products	1.2
Internet & Direct Marketing Retail	1.2
Electric Utilities	0.9
Diversified Financial Services	0.9
Real Estate Investment Trusts (REITs)	0.8
Independent Power & Renewable Electricity Producers	0.7
Machinery	0.7
Beverages	0.7
Water Utilities	0.7
Specialty Retail	0.6

Personal Products	0.2%
Construction Materials	0.2
Diversified Consumer Services	0.2
Multiline Retail	0.2
Road & Rail	0.1
Commercial Services & Supplies	0.1
Household Products	0.1
Textiles, Apparel & Luxury Goods	0.1
Gas Utilities	0.1
Containers & Packaging	0.1
Equity Real Estate Investment Trusts (REITs)	0.0 *

104.2
Liabilities in excess of other assets	(4.2)

100.0%

*	Less than +/– 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$—	—	$—

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$622

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)
Equity contracts	$—

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into in financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Pledged(2)	Net Amount
Securities on Loan	$1,117,306	$(1,117,306)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

18

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $1,117,306:
Unaffiliated investments (cost $20,542,611)	$22,919,402
Affiliated investments (cost $1,189,470)	1,189,470
Foreign currency, at value (cost $21,237)	21,586
Receivable for investments sold	1,076,671
Dividends and interest receivable	15,921
Receivable for Fund shares sold	1,547
Prepaid expenses	460

Total assets	25,225,057

Liabilities
Payable to broker for collateral for securities on loan	1,139,880
Payable for investments purchased	905,860
Accrued expenses	34,380
Management fee payable	7,366
Affiliated transfer agent fee payable	34

Total liabilities	2,087,520

Net Assets	$23,137,537

Net assets were comprised of:
Shares of beneficial interest, at par	$2,034
Paid-in capital in excess of par	20,363,543

20,365,577
Undistributed net investment income	2,587
Accumulated net realized gain on investment and foreign currency transactions	392,426
Net unrealized appreciation on investments and foreign currencies	2,376,947

Net assets, April 30, 2017	$23,137,537

Class Q
Net asset value, offering price and redemption price per share,
($23,137,537 ÷ 2,033,558 shares of beneficial interest issued and outstanding)	$11.38

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	19

Statement of Operations (unaudited)

Period* Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $26,846)	$180,481
Affiliated dividend income	1,535
Income from securities lending, net (including affiliated income of $278)	817
Interest income	22

Total income	182,855

Expenses
Management fee	67,148
Custodian and accounting fees	32,000
Audit fee	14,000
Legal fees and expenses	13,000
Trustees’ fees	4,000
Shareholders’ reports	3,000
Transfer agent’s fees and expenses (including affiliated expense of $100)	500
Miscellaneous	7,101

Total expenses	140,749
Less: Management fee waiver and/or expense reimbursement	(33,128)

Net expenses	107,621

Net investment income (loss)	75,234

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $28)	415,144
Foreign currency transactions	(22,718)

392,426

Net change in unrealized appreciation (depreciation) on:
Investments	2,376,791
Foreign currencies	156

2,376,947

Net gain (loss) on investment and foreign currency transactions	2,769,373

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,844,607

*	Commencement of operations was November 29, 2016.

See Notes to Financial Statements.

20

Statement of Changes in Net Assets (unaudited)

November 29, 2016* through April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,234
Net realized gain (loss) on investment and foreign currency transactions	392,426
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,376,947

Net increase (decrease) in net assets resulting from operations	2,844,607

Dividends from net investment income
Class Q	(72,647)

Fund share transactions
Net proceeds from shares sold	20,300,867
Net asset value of shares issued in reinvestment of dividends and distributions	72,647
Cost of shares reacquired	(7,937)

Net increase (decrease) in net assets from Fund share transactions	20,365,577

Total increase (decrease)	23,137,537

Net Assets:
Beginning of period	—

End of period(a)	$23,137,537

(a) Includes undistributed net investment income of:	$2,587

*	Commencement of operations.

See Notes to Financial Statements.

Prudential QMA Emerging Markets Equity Fund	21

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (the “PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. PIP2 consists of eleven separate series: Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, Prudential Institutional Money Market Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund. These financial statements relate to the Prudential QMA Emerging Markets Equity Fund (the “Fund”). The financial statements of the other series are not presented herein. The Fund commenced operations on November 29, 2016. The Fund’s investment objective is to seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

22

Common and preferred stocks, exchange-traded funds and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential QMA Emerging Markets Equity Fund	23

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the

24

amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the

Prudential QMA Emerging Markets Equity Fund	25

Notes to Financial Statements (unaudited) (continued)

counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

PIP2, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in

26

connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of the subadviser, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .75% of the average daily net assets of the Fund. The effective management fee rate, net of waivers and/or expense reimbursement was .38% for the period ended April 30, 2017.

Effective December 1, 2016, PGIM Investments has contractually agreed through February 28, 2019 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Fund to 1.20% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) pursuant to which PIMS acts as the distributor of the Class Q shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class Q shares of the Fund.

PGIM Investments, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common trustees, and/or common officers. Such transactions are subject to ratification by the Board.

Prudential QMA Emerging Markets Equity Fund	27

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc. was compensated $224 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the period ended April 30, 2017, were $30,341,063 and $10,273,377, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$21,732,081

Appreciation	2,547,531
Depreciation	(170,740)

Net Unrealized Appreciation	$2,376,791

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

6. Capital

The Fund offers Class Q shares. Effective as of May 22, 2017 shares of the Fund are registered under the Securities Act of 1933, as amended.

PIP2 has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

28

As of April 30, 2017, Prudential, through its affiliates, owned 2,007,279 Class Q shares of the Fund, which represents 99% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class Q	Shares	Amount
Period* ended April 30, 2017:
Shares sold	2,027,011	$20,300,867
Shares issued in reinvestment of dividends and distributions	7,287	72,647
Shares reacquired	(740)	(7,937)

Net increase (decrease) in shares outstanding	2,033,558	$20,365,577

*	Commencement of operations was November 29, 2016.

Note 7. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the period ended April 30, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential QMA Emerging Markets Equity Fund	29

Financial Highlights (unaudited)

Class Q Shares
	November 29, 2016(a) through April 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investments	1.38
Total from investment operations	1.42
Less Dividends:
Dividends from net investment income	(.04)
Net asset value, end of period	$11.38
Total Return(c):	14.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,138
Average net assets (000)	$21,499
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.20%	(e)
Expense before waivers and/or expense reimbursement	1.57%	(e)
Net investment income (loss)	.84%	(e)
Portfolio turnover rate	53%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

30

Approval of Advisory Agreements

Board Consideration of Management Agreement and Subadvisory Agreements:

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of Prudential Investment Portfolios 2 (PIP 2) considered the proposed management agreement with Prudential Investments LLC (the Manager)1 and the proposed subadvisory agreement with Quantitative Management Associates LLC (QMA or the Subadviser) for the Prudential QMA Emerging Markets Equity Fund (the Fund) prior to the Fund’s commencement of operations. The Board, including a majority of the Independent Trustees, met on September 20-22, 2016 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadvisers; any relevant comparable performance and the Subadviser’s qualifications and track records in serving other affiliated mutual funds; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadviser, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, were in the best interests of the Fund in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

[1]	Prudential Investments LLC is now known as PGIM Investments LLC.

Prudential QMA Emerging Markets Equity Fund

Approval of Advisory Agreements (continued)

Certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 7-9, 2016 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-management interested Trustees of PIP 2. The Board discussed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 7-9, 2016 meetings in connection with the renewal of the subadvisory agreement between the Manager and the Subadviser with respect to other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolios, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from PIP 2’s Chief Compliance Officer as to the Subadviser. The Board noted that it was satisfied with the nature, quality and extent of

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services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board did consider the Subadviser’s track record in managing other registered investment companies that follow similar investment strategies. The Board considered the background and professional experience of the proposed portfolio management teams for the Fund. It was noted that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.75% of the Prudential QMA Emerging Markets Equity Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.60% of the Prudential QMA Emerging Markets Equity Fund’s average daily net assets to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses to a Peer Group chosen by Broadridge of comparable funds. The Board noted that the contractual management fee for Prudential QMA Emerging Markets Equity Fund was in the first quartile of the Broadridge Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses were in the first quartile of the Broadridge Peer Group (first quartile being the lowest expenses). The Board noted that the anticipated net total expenses for the Prudential QMA Emerging Markets Equity Fund were in the second quartile of the Broadridge Peer Group.

The Board noted that, to ensure a competitive yield for the Fund, the Manager had indicated a willingness to enter into a contractual fee waiver and expense cap under which the Manager has agreed through a specified date to waive fees and/or reimburse expenses so that the Fund’s net annual operating expenses (exclusive of extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) would not exceed an agreed upon percentage of the Fund’s average daily net assets. The Board noted that the Fund would not be launched until the Board and the Manager reached agreement on the fee waiver and expense cap.

Prudential QMA Emerging Markets Equity Fund

Approval of Advisory Agreements (continued)

Profitability

Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreement.

Economies of Scale

The Board noted that the proposed management and subadvisory fees for the Fund did not include breakpoints under which the fees would decline as assets grew. The Board considered the potential for the Manager and the Subadviser to realize economies of scale as the Fund’s assets grew but concluded that it would be appropriate to review breakpoints in the management and subadvisory fees as the Fund grew. Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreement.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser and their affiliates as a result of their relationships with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After consideration of these factors, the Board concluded that the approval of the agreements was in the interests of the Fund.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Securities and Exchange Commission’s website at the end of August.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Emerging Markets Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA EMERGING MARKETS EQUITY FUND

SHARE CLASS	Q
NASDAQ	PQEMX
CUSIP	74440E706

     PRUDENTIAL QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

SEMIANNUAL REPORT

APRIL 30, 2017

Objective: To provide investment results that approximate the performance of the Russell Developed Ex-North America Large Cap Index.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Total Returns as of 4/30/17 (without sales charges)
Since Inception* (%)
Class Q	13.50 (11/17/16)
Russell Developed Ex-North America Large Cap Index	14.13
Lipper International Large-Cap Core Funds Average**	13.09
Lipper International Multi-Cap Core Funds Average**	13.22

*Not annualized

**The Fund is compared to the Lipper International Large-Cap Core performance universe, although Lipper classifies the Fund in the Lipper International Multi-Cap Core Funds performance universe. The Lipper International Large-Cap Core performance universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the index and the Lipper Averages are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Russell Developed Ex-North America Large Cap Index—The Russell Developed Ex-North America Large Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.

Lipper International Large-Cap Core Funds Average—The Lipper International Large-Cap Core Funds Average are funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE Index.

Lipper International Multi-Cap Core Funds Average—The Lipper International Multi-Cap Core Funds Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have average characteristics compared to the MSCI EAFE Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential QMA International Developed Markets Index Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
iShares MSCI EAFE ETF, Exchange Traded Fund	2.5
Nestle SA, Food Products	1.6
Roche Holding AG, Pharmaceuticals	1.2
Novartis AG, Pharmaceuticals	1.2
HSBC Holdings PLC, Banks	1.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Banks	11.3
Pharmaceuticals	7.1
Insurance	5.2
Oil, Gas & Consumable Fuels	3.9
Chemicals	3.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential QMA International Developed Markets Index Fund	5

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA International Developed Markets Index Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual**	$1,000.00	$1,135.00	0.37%	$1.77
	Hypothetical	$1,000.00	$1,022.96	0.37%	$1.86

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 164 day period ended April 30, 2017 due to the Fund’s inception date of November 17, 2016.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 96.2%

COMMON STOCKS 93.1%

Australia 6.7%
Adelaide Brighton Ltd.	507	$2,248
AGL Energy Ltd.	834	16,697
Alumina Ltd.	2,781	3,818
Amcor Ltd.	1,425	16,756
AMP Ltd.	3,723	14,917
Ansell Ltd.	178	3,169
APA Group	1,415	9,704
Aristocrat Leisure Ltd.	795	11,683
ASX Ltd.	245	9,288
Aurizon Holdings Ltd.	2,552	9,841
AusNet Services	2,065	2,704
Australia & New Zealand Banking Group Ltd.	3,621	88,638
Bank of Queensland Ltd.	442	3,955
Bendigo & Adelaide Bank Ltd.	549	5,052
BHP Billiton Ltd.	4,003	71,269
BHP Billiton PLC	2,652	40,430
Boral Ltd.	1,538	7,089
Brambles Ltd.	1,956	15,136
Caltex Australia Ltd.	381	8,504
Challenger Ltd.	728	7,190
CIMIC Group Ltd.	119	3,298
Coca-Cola Amatil Ltd.	636	4,457
Cochlear Ltd.	73	7,642
Commonwealth Bank of Australia	2,131	139,184
Computershare Ltd.	629	6,934
Crown Resorts Ltd.	446	4,170
CSL Ltd.	580	57,513
Dexus Property Group, REIT	1,237	9,446
Domino’s Pizza Enterprises Ltd.	69	3,155
DUET Group	3,157	7,134
Flight Centre Travel Group Ltd.	63	1,482
Fortescue Metals Group Ltd.	2,099	8,320
Goodman Group, REIT	2,180	13,236
GPT Group (The), REIT	2,292	9,003
Harvey Norman Holdings Ltd.	671	2,105
Healthscope Ltd.	1,254	2,071
Iluka Resources Ltd.	493	3,098
Incitec Pivot Ltd.	1,971	5,584
Insurance Australia Group Ltd.	3,016	14,000
LendLease Group	688	8,260
Link Administration Holdings Ltd.	188	1,087

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	7

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Australia (cont’d.)
Macquarie Group Ltd.	381	$26,467
Magellan Financial Group Ltd.	175	3,085
Medibank Private Ltd.	3,898	8,486
Mirvac Group, REIT	4,770	8,102
National Australia Bank Ltd.	3,288	83,456
Newcrest Mining Ltd.	945	15,161
Orica Ltd.	489	6,775
Origin Energy Ltd.*	2,183	11,747
Platinum Asset Management Ltd.	283	986
Qantas Airways Ltd.	1,189	3,769
QBE Insurance Group Ltd.	1,692	16,256
Ramsay Health Care Ltd.	166	8,901
REA Group Ltd.	59	2,710
Reece Ltd.	37	1,131
Santos Ltd.*	2,217	5,756
Scentre Group, REIT	6,449	20,808
SEEK Ltd.	377	4,802
Sonic Healthcare Ltd.	502	8,299
South32 Ltd.	6,584	13,644
Star Entertainment Group Ltd. (The)	902	3,757
Stockland, REIT	2,977	10,805
Suncorp Group Ltd.	1,590	16,391
Sydney Airport	1,403	7,246
Tabcorp Holdings Ltd.	976	3,467
Tatts Group Ltd.	1,691	5,440
Telstra Corp. Ltd.	5,472	17,289
TPG Telecom Ltd.	388	1,712
Transurban Group	2,541	23,214
Treasury Wine Estates Ltd.	945	8,485
Vicinity Centres, REIT	4,189	9,029
Vocus Group Ltd.	647	1,631
Washington H Soul Pattinson & Co. Ltd.	123	1,734
Wesfarmers Ltd.	1,403	45,162
Westfield Corp., REIT	2,388	16,239
Westpac Banking Corp.	4,161	109,080
Woodside Petroleum Ltd.	902	21,712
Woolworths Ltd.	1,565	31,459

		1,243,460

See Notes to Financial Statements.

8

Description	Shares	Value
COMMON STOCKS (Continued)

Austria 0.3%
ams AG	94	$6,047
ANDRITZ AG	82	4,531
Erste Group Bank AG*	360	12,889
EVN AG	51	676
IMMOFINANZ AG*	999	2,077
Mayr Melnhof Karton AG	10	1,210
Oesterreichische Post AG*	37	1,570
OMV AG	186	8,567
Raiffeisen Bank International AG*	135	3,078
Strabag SE	18	736
Telekom Austria AG	107	751
UNIQA Insurance Group AG	137	1,143
Verbund AG	38	631
Vienna Insurance Group AG Wiener Versicherung Gruppe	45	1,167
voestalpine AG	151	6,295

		51,368

Belgium 1.2%
Ackermans & van Haaren NV	26	4,255
Ageas	262	10,728
Anheuser-Busch InBev SA/NV	994	112,094
Bekaert SA	40	2,013
bpost SA	114	2,732
Cie d’Entreprises CFE	8	1,166
Colruyt SA	79	4,060
D’ieteren SA/NV	27	1,317
Elia System Operator SA/NV	38	2,016
Financiere de Tubize SA	23	1,665
Galapagos NV*	44	3,855
Groupe Bruxelles Lambert SA	99	9,496
KBC Ancora*	40	1,904
KBC Group NV	346	25,004
Proximus SADP	198	6,056
Sofina SA	17	2,441
Solvay SA	89	11,320
Telenet Group Holding NV*	58	3,524
UCB SA	152	11,863
Umicore SA	113	6,620

		224,129

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Canada 0.0%
International Petroleum Corp.*	77	$280

Chile 0.0%
Antofagasta PLC	417	4,524

China 0.3%
AAC Technologies Holdings, Inc.	1,000	14,659
BOC Hong Kong Holdings Ltd.	4,900	20,137
China Mengniu Dairy Co. Ltd.	3,000	5,796
FIH Mobile Ltd.	3,000	1,029
Guotai Junan International Holdings Ltd.	3,000	940
Minth Group Ltd.	500	1,855
Semiconductor Manufacturing International Corp.*	4,000	5,053
Shui On Land Ltd.	4,000	889
Tingyi Cayman Islands Holding Corp.	2,000	2,569
Uni-President China Holdings Ltd.	2,200	1,546
Want Want China Holdings Ltd.	8,000	5,753
Xinyi Solar Holdings Ltd.*	4,000	1,248
Yangzijiang Shipbuilding Holdings Ltd.	2,900	2,383

		63,857

Denmark 1.7%
AP Moller - Maersk A/S(Class A Stock)	6	9,954
AP Moller - Maersk A/S(Class B Stock)	6	10,350
Carlsberg A/S(Class B Stock)	132	13,171
Chr Hansen Holding A/S	114	7,681
Coloplast A/S(Class B Stock)	168	14,385
Danske Bank A/S	971	35,304
Dfds A/S	38	2,266
DONG Energy A/S, 144A	101	3,977
DSV A/S	230	12,808
FLSmidth & Co. A/S	60	3,607
Genmab A/S*	68	13,530
GN Store Nord A/S	175	4,549
H. Lundbeck A/S	69	3,539
ISS A/S	236	9,789
Jyske Bank A/S	82	4,385
Nets A/S, 144A*	137	2,493
Novo Nordisk A/S(Class B Stock)	2,320	90,334
Novozymes A/S(Class B Stock)	282	12,175
Pandora A/S	138	14,908
Rockwool International A/S(Class A Stock)	10	1,757

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Denmark (cont’d.)
Rockwool International A/S(Class B Stock)	6	$1,098
TDC A/S	1,063	5,703
Topdanmark A/S*	66	1,807
Tryg A/S	124	2,379
Vestas Wind Systems A/S	277	23,835
William Demant Holding A/S*	131	2,998

		308,782

Finland 1.0%
Amer Sports OYJ	135	2,988
Cargotec OYJ(Class B Stock)	46	2,741
Elisa OYJ	176	5,985
Fortum OYJ	569	8,273
Huhtamaki OYJ	108	4,186
Kesko OYJ(Class A Stock)	29	1,357
Kesko OYJ(Class B Stock)	77	3,606
Kone OYJ(Class B Stock)	480	21,971
Metso OYJ	126	4,513
Neste OYJ	169	6,887
Nokia OYJ	7,062	40,372
Nokian Renkaat OYJ	152	6,533
Orion OYJ(Class A Stock)	38	2,167
Orion OYJ(Class B Stock)	131	7,507
Outokumpu OYJ	333	3,189
Sampo OYJ(Class A Stock)	581	27,805
Stora Enso OYJ(Class R Stock)	735	8,723
UPM-Kymmene OYJ	657	17,310
Wartsila OYJ Abp	196	11,920

		188,033

France 9.0%
Accor SA	308	14,045
Aeroports de Paris	34	4,535
Air France-KLM*	263	2,209
Air Liquide SA	483	58,195
Airbus SE	695	56,220
Alstom SA*	184	5,840
Altarea SCA, REIT	3	605
Altran Technologies SA*	151	2,534
Amundi SA, 144A	54	3,554
Areva SA*	110	512

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Arkema SA	95	$10,059
Atos SE	110	14,408
AXA SA	2,408	64,246
BioMerieux	16	3,200
BNP Paribas SA	1,228	86,669
Bollore SA	1,154	4,696
Bouygues SA	245	10,298
Bureau Veritas SA	337	7,808
Cap Gemini SA	197	19,724
Carrefour SA	710	16,721
Casino Guichard Perrachon SA	68	4,095
Christian Dior SE	64	17,553
Cie de Saint-Gobain	561	30,270
Cie Plastic Omnium SA	67	2,622
CNP Assurances	194	4,052
Credit Agricole SA	1,388	20,645
Criteo SA, ADR*	68	3,699
Danone SA	719	50,320
Dassault Aviation SA	2	2,733
Dassault Systemes SE	158	14,097
Edenred	263	6,737
Eiffage SA	75	6,353
Electricite de France SA	481	4,015
Elior Group, 144A	118	2,944
Engie SA	1,807	25,479
Essilor International SA	253	32,787
Euler Hermes Group	15	1,465
Eurazeo SA	50	3,389
Eutelsat Communications SA	229	5,418
Faurecia	86	4,203
Fimalac	5	579
Financiere de L’Odet	1	863
Fonciere Des Regions, REIT	47	4,195
Gecina SA, REIT	53	7,538
Groupe Eurotunnel SE	611	6,712
Havas SA	196	1,813
ICADE, REIT	36	2,673
Iliad SA	31	7,524
Imerys SA	38	3,269
Ingenico Group SA	72	6,519
Ipsen SA	47	5,472
JCDecaux SA	87	3,071

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Kering	92	$28,516
Klepierre, REIT	259	10,166
Korian SA	52	1,676
L’Oreal SA	298	59,347
Legrand SA	328	21,232
LVMH Moet Hennessy Louis Vuitton SE	313	77,270
Mercialys SA, REIT	55	1,072
Metropole Television SA	77	1,753
Natixis SA	1,216	8,462
Nexity SA*	40	2,175
Orange SA	2,420	37,455
Orpea	47	4,801
Pernod Ricard SA	268	33,541
Peugeot SA*	493	10,336
Publicis Groupe SA	254	18,338
Remy Cointreau SA	26	2,623
Renault SA	213	19,862
Rexel SA	394	7,036
Safran SA	368	30,469
Sanofi	1,412	133,425
Sartorius Stedim Biotech	28	1,878
Schneider Electric SE	693	54,890
SCOR SE	204	8,070
SEB SA	34	5,475
SFR Group SA*	108	3,536
Societe BIC SA	32	3,596
Societe Fonciere Lyonnaise SA, REIT	13	690
Societe Generale SA	920	50,446
Sodexo SA	114	14,488
Somfy SA	2	967
Sopra Steria Group	19	2,849
SPIE SA	78	2,162
Suez	425	6,981
Technicolor SA	452	2,295
Teleperformance	73	9,180
Television Francaise 1	122	1,493
Thales SA	131	13,769
TOTAL SA	2,740	140,653
Ubisoft Entertainment SA*	94	4,453
Unibail-Rodamco SE, REIT	122	29,956
Valeo SA	288	20,724
Veolia Environnement SA	587	11,171

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Vicat SA	19	$1,351
Vinci SA	589	50,206
Vivendi SA	1,373	27,234
Wendel SA	32	4,486
Worldline SA/France, 144A*	46	1,526
Zodiac Aerospace	267	6,482

		1,669,744

Germany 8.4%
adidas AG	251	50,323
Allianz SE	572	108,896
Aurubis AG	40	2,795
Axel Springer SE	57	3,198
BASF SE	1,149	111,935
Bayer AG	1,036	128,188
Bayerische Motoren Werke AG	410	39,172
Beiersdorf AG	130	12,929
Bilfinger SE*	38	1,650
Brenntag AG	195	11,560
Carl Zeiss Meditec AG	33	1,500
Commerzbank AG*	1,303	12,774
Continental AG	135	30,240
Covestro AG, 144A	94	7,326
CTS Eventim AG & Co. KGaA	56	2,155
Daimler AG	1,200	89,417
Deutsche Bank AG*	2,704	48,620
Deutsche Boerse AG	231	22,610
Deutsche Lufthansa AG	272	4,693
Deutsche Post AG	1,175	42,234
Deutsche Telekom AG	3,952	69,321
Deutsche Wohnen AG	438	14,977
DMG Mori AG	22	1,199
Duerr AG	29	2,890
E.ON SE	2,316	18,054
Evonik Industries AG	175	5,843
Fielmann AG	28	2,141
Fraport AG Frankfurt Airport Services Worldwide	43	3,383
Freenet AG	151	4,739
Fresenius Medical Care AG & Co. KGaA	263	23,346
Fresenius SE & Co. KGaA	470	38,131
FUCHS PETROLUB SE	38	1,716
GEA Group AG	225	9,565

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
GRENKE AG	10	$1,991
Hannover Rueck SE	78	9,357
Hapag-Lloyd AG, 144A*	31	912
HeidelbergCement AG	190	17,590
Hella KGaA Hueck & Co.	36	1,782
Henkel AG & Co. KGaA	145	16,914
HOCHTIEF AG	24	4,322
HUGO BOSS AG	90	6,844
Infineon Technologies AG	1,385	28,627
Innogy SE, 144A	171	6,288
K+S AG	255	6,084
KION Group AG	79	5,352
Krones AG	18	2,137
LANXESS AG	119	8,593
LEG Immobilien AG*	83	7,131
Linde AG	229	41,149
MAN SE	48	5,043
Merck KGaA	160	18,795
METRO AG	217	7,141
MTU Aero Engines AG	65	9,323
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	185	35,468
Nordex SE*	73	1,100
OSRAM Licht AG	99	6,632
ProSiebenSat.1 Media SE	286	12,141
Puma SE	2	781
Rational AG	4	2,010
Rheinmetall AG	50	4,589
RHOEN-KLINIKUM AG	40	1,143
RWE AG*	612	10,137
Salzgitter AG	45	1,540
SAP SE	1,112	111,385
Scout24 AG, 144A*	48	1,645
Siemens AG	999	143,300
Software AG	58	2,552
STADA Arzneimittel AG	84	5,952
Stroeer SE & Co. KGaA	30	1,735
Suedzucker AG	106	2,269
Symrise AG	154	10,781
Talanx AG	44	1,586
Telefonica Deutschland Holding AG	805	3,903
thyssenkrupp AG	441	10,509
Trivago NV, ADR*	24	411

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
Uniper SE*	263	$4,316
United Internet AG	155	7,134
Volkswagen AG	35	5,644
Vonovia SE	576	20,854
Wacker Chemie AG	17	1,799
Wirecard AG	150	8,870
Zalando SE, 144A*	124	5,470

		1,558,551

Hong Kong 3.2%
AIA Group Ltd.	15,300	105,898
ASM Pacific Technology Ltd.	300	4,464
Bank of East Asia Ltd. (The)	1,400	5,789
Brightoil Petroleum Holdings Ltd.*	3,000	813
Cathay Pacific Airways Ltd.	1,300	1,871
Champion REIT, REIT	2,000	1,300
Cheung Kong Infrastructure Holdings Ltd.	1,000	8,755
Cheung Kong Property Holdings Ltd.	3,500	25,057
China Goldjoy Group Ltd.	2,000	157
Chinese Estates Holdings Ltd.	500	768
Chow Tai Fook Jewellery Group Ltd.	1,200	1,319
CK Hutchison Holdings Ltd.	3,500	43,706
CLP Holdings Ltd.	2,000	21,092
CP Pokphand Co. Ltd.	6,000	516
Dah Sing Banking Group Ltd.	400	804
Dairy Farm International Holdings Ltd.	400	3,560
First Pacific Co. Ltd.	3,000	2,310
Galaxy Entertainment Group Ltd.	3,000	16,666
Genting Hong Kong Ltd.*	2,000	600
Haitong International Securities Group Ltd.	3,000	1,625
Hang Lung Group Ltd.	1,000	4,170
Hang Lung Properties Ltd.	3,000	7,861
Hang Seng Bank Ltd.	960	19,446
Henderson Land Development Co. Ltd.	1,000	6,330
HK Electric Investments & HK Electric Investments Ltd., 144A	2,500	2,210
Hong Kong & China Gas Co. Ltd.	9,000	17,981
Hong Kong Exchanges & Clearing Ltd.	1,500	36,891
Hongkong & Shanghai Hotels Ltd. (The)	1,000	1,173
Hongkong Land Holdings Ltd.	1,500	11,565
Hopewell Holdings Ltd.	700	2,671
Hutchison Port Holdings Trust, UTS	6,100	2,471
Hysan Development Co. Ltd.	1,000	4,716

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Jardine Matheson Holdings Ltd.	300	$19,359
Jardine Strategic Holdings Ltd.	300	12,681
Johnson Electric Holdings Ltd.	500	1,538
Kerry Logistics Network Ltd.	1,000	1,408
Kerry Properties Ltd.	500	1,869
Kingston Financial Group Ltd.	4,000	1,382
Li & Fung Ltd.	6,000	2,512
Lifestyle China Group Ltd.*	2,000	650
Lifestyle International Holdings Ltd.	500	713
Link REIT, REIT	3,000	21,564
Melco International Development Ltd.	1,000	2,053
Melco Resorts & Entertainment Ltd., ADR	203	4,456
MTR Corp. Ltd.	1,800	10,356
New World Development Co. Ltd.	7,000	8,705
NWS Holdings Ltd.	2,000	3,756
PCCW Ltd.	5,000	2,823
Power Assets Holdings Ltd.	1,500	13,491
Sands China Ltd.	3,200	14,493
Shangri-La Asia Ltd.	2,000	2,862
Sino Land Co. Ltd.	4,000	6,769
SJM Holdings Ltd.	2,600	2,521
Sun Art Retail Group Ltd.	2,500	2,576
Sun Hung Kai Properties Ltd.	2,000	29,970
Swire Pacific Ltd.(Class A Stock)	500	4,821
Swire Pacific Ltd.(Class B Stock)	500	848
Swire Properties Ltd.	1,400	4,694
Techtronic Industries Co. Ltd.	1,800	7,723
Value Partners Group Ltd.	1,000	924
VTech Holdings Ltd.	200	2,533
WH Group Ltd., 144A	6,500	5,799
Wharf Holdings Ltd. (The)	1,900	16,199
Wheelock & Co. Ltd.	1,000	7,789
Xinyi Glass Holdings Ltd.*	2,000	1,772
Yue Yuen Industrial Holdings Ltd.	1,000	3,953

		590,117

Ireland 0.6%
AerCap Holdings NV*	215	9,892
Bank of Ireland*	35,265	8,877
CRH PLC	1,027	37,408
Glanbia PLC	220	4,300
James Hardie Industries PLC, CDI	570	9,645

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Ireland (cont’d.)
Kerry Group PLC(Class A Stock)	180	$14,716
Kingspan Group PLC	171	5,949
Paddy Power Betfair PLC	99	11,018
Smurfit Kappa Group PLC	303	8,126

		109,931

Isle of Man 0.0%
Paysafe Group PLC*	556	3,268

Israel 0.5%
Azrieli Group Ltd.	36	1,915
Bank Hapoalim BM	1,292	8,057
Bank Leumi Le-Israel BM*	1,788	8,362
Bezeq The Israeli Telecommunication Corp. Ltd.	2,245	3,772
Check Point Software Technologies Ltd.*	158	16,433
Delek Energy Systems Ltd.*	1	547
Delek Group Ltd.	5	1,126
Elbit Systems Ltd.	26	3,095
Frutarom Industries Ltd.	43	2,528
Israel Chemicals Ltd.	598	2,577
Mizrahi Tefahot Bank Ltd.	151	2,436
Nice Ltd.	78	5,269
Teva Pharmaceutical Industries Ltd.	1,276	40,467

		96,584

Italy 2.1%
A2A SpA	1,724	2,562
ACEA SpA	53	763
Assicurazioni Generali SpA	1,575	24,948
Atlantia SpA	608	15,418
Autogrill SpA	148	1,683
Azimut Holding SpA	153	2,984
Banca Generali SpA	68	1,954
Banca Mediolanum SpA	302	2,310
Banca Monte dei Paschi di Siena SpA*^	31	203
Banco BPM SpA	2,006	5,859
BPER Banca	562	3,074
Brembo SpA	32	2,514
Buzzi Unicem SpA	73	1,876
Buzzi Unicem SpA(Savings Share)	53	784
Credito Emiliano SpA	104	727
Davide Campari-Milano SpA	329	3,890

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Italy (cont’d.)
De’ Longhi SpA	64	$1,951
DiaSorin SpA	25	1,874
Enel SpA	9,563	45,464
Eni SpA	3,038	47,122
Ferrari NV	150	11,284
FinecoBank Banca Fineco SpA	246	1,752
Hera SpA	860	2,460
Infrastrutture Wireless Italiane SpA, 144A	282	1,560
Intesa Sanpaolo SpA	19,830	57,886
Intesa Sanpaolo SpA(Savings Share)	1,097	3,004
Italgas SpA*	576	2,604
Leonardo SpA*	498	7,826
Luxottica Group SpA	219	12,661
Mediaset SpA	839	3,429
Mediobanca SpA	733	7,049
Moncler SpA	154	3,798
Parmalat SpA	289	979
Poste Italiane SpA, 144A	542	3,712
PRADA SpA	600	2,808
Prysmian SpA	260	7,503
Recordati SpA	111	4,114
Saipem SpA*	7,968	3,430
Salvatore Ferragamo SpA	32	1,025
Snam SpA	3,045	13,453
Telecom Italia SpA*	12,302	10,919
Telecom Italia SpA(Savings Share)*	7,890	5,631
Terna Rete Elettrica Nazionale SpA	1,822	9,186
Tod’s SpA	18	1,391
UniCredit SpA	2,176	35,431
Unione di Banche Italiane SpA	1,059	4,462
Unipol Gruppo Finanziario SpA	448	1,998
UnipolSai Assicurazioni SpA	1,146	2,632
Yoox Net-A-Porter Group SpA*	60	1,594

		393,541

Japan 20.0%
Acom Co. Ltd.*	900	3,998
Activia Properties, Inc., REIT	1	4,764
Advance Residence Investment Corp., REIT	1	2,632
Advantest Corp.	200	3,737
Aeon Co. Ltd.	800	11,857
AEON Financial Service Co. Ltd.	100	1,922

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Aeon Mall Co. Ltd.	100	$1,701
Air Water, Inc.	50	963
Aisin Seiki Co. Ltd.	200	9,795
Ajinomoto Co., Inc.	500	9,743
Alfresa Holdings Corp.	250	4,514
Alps Electric Co. Ltd.	200	5,878
Amada Holdings Co. Ltd.	400	4,756
ANA Holdings, Inc.	1,000	3,012
Aozora Bank Ltd.	1,000	3,644
Asahi Glass Co. Ltd.	1,000	8,665
Asahi Group Holdings Ltd.	400	15,113
Asahi Intecc Co. Ltd.	100	4,446
Asahi Kasei Corp.	1,600	15,257
Asics Corp.	200	3,540
Astellas Pharma, Inc.	2,400	31,649
Bandai Namco Holdings, Inc.	200	6,277
Bank of Kyoto Ltd. (The)	200	1,584
Benesse Holdings, Inc.	100	3,018
Bridgestone Corp.	800	33,369
Brother Industries Ltd.	300	6,173
Calbee, Inc.	100	3,496
Canon Marketing Japan, Inc.	80	1,686
Canon, Inc.	1,000	33,188
Casio Computer Co. Ltd.	200	2,819
Central Japan Railway Co.	200	33,542
Chiba Bank Ltd. (The)	1,000	6,699
Chubu Electric Power Co., Inc.	800	10,742
Chugai Pharmaceutical Co. Ltd.	200	7,107
Chugoku Bank Ltd. (The)	200	2,971
Chugoku Electric Power Co., Inc. (The)	400	4,361
Citizen Watch Co. Ltd.	380	2,521
Coca-Cola Bottlers Japan, Inc.	120	3,578
Concordia Financial Group Ltd.	1,200	5,520
Credit Saison Co. Ltd.	200	3,644
CyberAgent, Inc.	100	3,107
CYBERDYNE, Inc.*	100	1,413
Dai Nippon Printing Co. Ltd.	700	7,793
Dai-ichi Life Holdings, Inc.	1,300	22,152
Daicel Corp.	380	4,362
Daiichi Sankyo Co. Ltd.	700	15,557
Daikin Industries Ltd.	300	29,167
Daito Trust Construction Co. Ltd.	100	14,715

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Daiwa House Industry Co. Ltd.	700	$20,810
Daiwa Securities Group, Inc.	2,000	12,167
DeNA Co. Ltd.	100	2,144
Denso Corp.	500	21,579
Dentsu, Inc.	300	16,934
Disco Corp.	20	3,164
Don Quijote Holdings Co. Ltd.	200	7,287
East Japan Railway Co.	340	30,512
Eisai Co. Ltd.	300	15,774
Electric Power Development Co. Ltd.	200	4,640
Ezaki Glico Co. Ltd.	80	4,216
FamilyMart UNY Holdings Co. Ltd.	100	5,653
FANUC Corp.	225	45,809
Fast Retailing Co. Ltd.	60	19,597
Fuji Electric Co. Ltd.	900	4,933
FUJIFILM Holdings Corp.	500	18,557
Fujitsu Ltd.	2,000	12,485
Fukuoka Financial Group, Inc.	1,000	4,562
GLP J-Reit, REIT	3	3,381
GungHo Online Entertainment, Inc.	500	1,122
Gunma Bank Ltd. (The)	400	2,146
Hachijuni Bank Ltd. (The)	490	2,894
Hakuhodo DY Holdings, Inc.	500	6,095
Hamamatsu Photonics KK	200	5,881
Hankyu Hanshin Holdings, Inc.	300	9,910
Haseko Corp.	300	3,424
Hino Motors Ltd.	400	5,019
Hirose Electric Co. Ltd.	30	4,032
Hiroshima Bank Ltd. (The)	900	3,885
Hisamitsu Pharmaceutical Co., Inc.	100	5,119
Hitachi Capital Corp.	100	2,449
Hitachi Chemical Co. Ltd.	150	4,296
Hitachi Construction Machinery Co. Ltd.	100	2,578
Hitachi High-Technologies Corp.	100	3,992
Hitachi Ltd.	5,400	29,832
Hitachi Metals Ltd.	200	2,801
Hokuriku Electric Power Co.	200	1,848
Honda Motor Co. Ltd.	1,880	54,719
Hoshizaki Corp.	80	6,675
Hoya Corp.	500	23,896
Hulic Co. Ltd.	460	4,338
Ibiden Co. Ltd.	100	1,760

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Idemitsu Kosan Co. Ltd.	150	$4,796
IHI Corp.*	2,000	6,773
Iida Group Holdings Co. Ltd.	270	4,300
Inpex Corp.	1,200	11,499
Isetan Mitsukoshi Holdings Ltd.	500	5,464
Isuzu Motors Ltd.	700	9,514
Ito En Ltd.	30	1,088
ITOCHU Corp.	1,600	22,640
Itochu Techno-Solutions Corp.	100	2,911
Iyo Bank Ltd. (The)	270	1,918
J Front Retailing Co. Ltd.	300	4,324
Japan Airport Terminal Co. Ltd.	100	3,474
Japan Exchange Group, Inc.	600	8,413
Japan Hotel REIT Investment Corp., REIT	5	3,408
Japan Post Bank Co. Ltd.	500	6,228
Japan Post Holdings Co. Ltd.	600	7,445
Japan Post Insurance Co. Ltd.	100	2,280
Japan Prime Realty Investment Corp., REIT	1	3,754
Japan Real Estate Investment Corp., REIT	2	10,532
Japan Retail Fund Investment Corp., REIT	4	7,814
Japan Tobacco, Inc.	1,200	39,931
JFE Holdings, Inc.	600	10,234
JGC Corp.	300	5,239
JSR Corp.	300	5,483
JTEKT Corp.	200	3,155
JXTG Holdings, Inc.	3,610	16,288
Kajima Corp.	1,100	7,469
Kakaku.com, Inc.	200	2,886
Kamigumi Co. Ltd.	200	1,817
Kansai Electric Power Co., Inc. (The)	900	12,163
Kansai Paint Co. Ltd.	280	6,198
Kao Corp.	600	33,110
Kawasaki Heavy Industries Ltd.	2,000	6,055
KDDI Corp.	2,100	55,680
Keihan Holdings Co. Ltd.	800	5,033
Keikyu Corp.	400	4,592
Keio Corp.	700	5,606
Keisei Electric Railway Co. Ltd.	50	1,190
Kewpie Corp.	100	2,544
Keyence Corp.	100	40,201
Kikkoman Corp.	150	4,616
Kintetsu Group Holdings Co. Ltd.	2,300	8,399

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Kirin Holdings Co. Ltd.	1,000	$19,468
Kobayashi Pharmaceutical Co. Ltd.	100	5,246
Kobe Steel Ltd.*	200	1,777
Koito Manufacturing Co. Ltd.	100	5,167
Komatsu Ltd.	1,050	28,058
Konami Holdings Corp.	100	4,163
Konica Minolta, Inc.	600	5,312
Kose Corp.	10	950
Kubota Corp.	1,300	20,479
Kuraray Co. Ltd.	400	6,456
Kurita Water Industries Ltd.	130	3,357
Kyocera Corp.	400	22,654
Kyowa Hakko Kirin Co. Ltd.	340	5,841
Kyushu Electric Power Co., Inc.	500	5,393
Kyushu Railway Co.	120	3,763
Lawson, Inc.	100	6,635
Lion Corp.	140	2,530
LIXIL Group Corp.	300	7,498
M3, Inc.	200	5,113
Mabuchi Motor Co. Ltd.	100	5,645
Makita Corp.	270	9,633
Marubeni Corp.	1,900	11,711
Marui Group Co. Ltd.	300	4,109
Maruichi Steel Tube Ltd.	100	2,836
Matsumotokiyoshi Holdings Co. Ltd.	30	1,505
Mazda Motor Corp.	700	10,341
McDonald’s Holdings Co. Japan Ltd.	100	3,082
Medipal Holdings Corp.	200	3,314
MEIJI Holdings Co. Ltd.	180	15,301
MINEBEA MITSUMI, Inc.	500	7,233
MISUMI Group, Inc.	400	7,578
Mitsubishi Chemical Holdings Corp.	1,500	11,741
Mitsubishi Corp.	1,660	35,823
Mitsubishi Electric Corp.	2,000	27,913
Mitsubishi Estate Co. Ltd.	1,260	24,126
Mitsubishi Gas Chemical Co., Inc.	50	1,069
Mitsubishi Heavy Industries Ltd.	4,000	16,027
Mitsubishi Materials Corp.	100	2,978
Mitsubishi Motors Corp.	1,400	8,966
Mitsubishi Tanabe Pharma Corp.	280	5,688
Mitsubishi UFJ Financial Group, Inc.	15,700	99,485
Mitsubishi UFJ Lease & Finance Co. Ltd.	550	2,874

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Mitsui & Co. Ltd.	2,000	$28,241
Mitsui Chemicals, Inc.	1,200	6,140
Mitsui Fudosan Co. Ltd.	1,000	22,002
Mitsui OSK Lines Ltd.	1,000	3,062
Mixi, Inc.	100	5,547
Mizuho Financial Group, Inc.	29,700	54,289
MonotaRO Co. Ltd.	100	3,255
MS&AD Insurance Group Holdings, Inc.	600	19,562
Murata Manufacturing Co. Ltd.	200	26,865
Nabtesco Corp.	100	2,835
Nagoya Railroad Co. Ltd.	1,300	5,972
Nankai Electric Railway Co. Ltd.	900	4,426
NEC Corp.	3,300	8,205
Nexon Co. Ltd.	300	5,106
NGK Insulators Ltd.	350	7,489
NGK Spark Plug Co. Ltd.	200	4,337
NH Foods Ltd.	100	2,850
NHK Spring Co. Ltd.	280	3,128
Nidec Corp.	280	25,691
Nifco, Inc.	30	1,498
Nikon Corp.	400	5,710
Nintendo Co. Ltd.	120	30,368
Nippon Building Fund, Inc., REIT	2	10,636
Nippon Electric Glass Co. Ltd.	200	1,240
Nippon Express Co. Ltd.	1,000	5,489
Nippon Paint Holdings Co. Ltd.	170	6,521
Nippon Prologis REIT, Inc., REIT	2	4,226
Nippon Shinyaku Co. Ltd.	20	1,064
Nippon Steel & Sumitomo Metal Corp.	900	20,268
Nippon Telegraph & Telephone Corp.	720	30,856
Nippon Yusen KK*	2,000	4,021
Nissan Chemical Industries Ltd.	200	6,203
Nissan Motor Co. Ltd.	2,500	23,814
Nisshin Seifun Group, Inc.	200	3,073
Nissin Foods Holdings Co. Ltd.	100	5,726
Nitori Holdings Co. Ltd.	100	13,011
Nitto Denko Corp.	200	15,060
NOK Corp.	100	2,383
Nomura Holdings, Inc.	4,100	24,639
Nomura Real Estate Holdings, Inc.	170	2,875
Nomura Real Estate Master Fund, Inc., REIT	5	7,207
Nomura Research Institute Ltd.	110	3,830

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
NSK Ltd.	500	$6,837
NTT Data Corp.	200	9,287
NTT DOCOMO, Inc.	1,700	41,135
NTT Urban Development Corp.	160	1,444
Obayashi Corp.	800	7,767
Obic Co. Ltd.	100	5,403
Odakyu Electric Railway Co. Ltd.	200	3,883
Oji Holdings Corp.	1,000	4,840
Olympus Corp.	400	15,423
Omron Corp.	200	8,373
Ono Pharmaceutical Co. Ltd.	450	9,282
Orient Corp.	500	892
Oriental Land Co. Ltd.	240	13,784
ORIX Corp.	1,700	25,981
Orix JREIT, Inc., REIT	3	4,757
Osaka Gas Co. Ltd.	2,700	10,107
Otsuka Corp.	100	5,356
Otsuka Holdings Co. Ltd.	450	20,726
Panasonic Corp.	2,400	28,700
Park24 Co. Ltd.	100	2,580
Pigeon Corp.	100	3,101
Pola Orbis Holdings, Inc.	110	2,540
Rakuten, Inc.	1,100	11,268
Recruit Holdings Co. Ltd.	300	15,163
Renesas Electronics Corp.*	220	2,096
Resona Holdings, Inc.	2,600	14,454
Ricoh Co. Ltd.	800	6,668
Rinnai Corp.	30	2,495
Rohm Co. Ltd.	100	7,023
Ryohin Keikaku Co. Ltd.	20	4,510
Sankyo Co. Ltd.	100	3,487
Santen Pharmaceutical Co. Ltd.	500	7,035
SBI Holdings, Inc.	300	4,162
SCSK Corp.	100	4,026
Secom Co. Ltd.	240	17,429
Sega Sammy Holdings, Inc.	200	2,685
Seibu Holdings, Inc.	300	5,241
Seiko Epson Corp.	400	8,193
Sekisui Chemical Co. Ltd.	450	7,553
Sekisui House Ltd.	800	13,289
Seven & i Holdings Co. Ltd.	990	41,812
Seven Bank Ltd.	800	2,687

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Sharp Corp.*	1,600	$5,802
Shikoku Electric Power Co., Inc.	200	2,403
Shimadzu Corp.	150	2,546
Shimamura Co. Ltd.	20	2,737
Shimano, Inc.	130	19,896
Shimizu Corp.	900	8,631
Shin-Etsu Chemical Co. Ltd.	440	38,244
Shinsei Bank Ltd.	2,200	4,107
Shionogi & Co. Ltd.	300	15,449
Shiseido Co. Ltd.	400	10,836
Shizuoka Bank Ltd. (The)	300	2,532
Showa Shell Sekiyu KK	230	2,221
SMC Corp.	74	20,858
SoftBank Group Corp.	1,020	77,370
Sohgo Security Services Co. Ltd.	100	4,366
Sojitz Corp.	1,800	4,576
Sompo Holdings, Inc.	400	15,116
Sony Corp.	1,600	54,903
Sony Financial Holdings, Inc.	300	4,990
Square Enix Holdings Co. Ltd.	140	4,031
Stanley Electric Co. Ltd.	200	5,856
Start Today Co. Ltd.	240	5,121
Subaru Corp.	650	24,643
Sumco Corp.	280	4,902
Sumitomo Chemical Co. Ltd.	1,900	10,723
Sumitomo Corp.	1,400	18,709
Sumitomo Dainippon Pharma Co. Ltd.	200	3,285
Sumitomo Electric Industries Ltd.	900	14,699
Sumitomo Heavy Industries Ltd.	800	5,581
Sumitomo Metal Mining Co. Ltd.	600	8,125
Sumitomo Mitsui Financial Group, Inc.	1,600	59,409
Sumitomo Mitsui Trust Holdings, Inc.	450	15,415
Sumitomo Realty & Development Co. Ltd.	500	13,508
Sumitomo Rubber Industries Ltd.	300	5,400
Sundrug Co. Ltd.	80	2,806
Suntory Beverage & Food Ltd.	200	9,011
Suruga Bank Ltd.	200	4,181
Suzuken Co. Ltd.	100	3,309
Suzuki Motor Corp.	380	15,885
Sysmex Corp.	200	12,181
T&D Holdings, Inc.	700	10,409
Taiheiyo Cement Corp.	1,000	3,323

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Taisei Corp.	1,000	$7,625
Taisho Pharmaceutical Holdings Co. Ltd.	80	6,582
Taiyo Nippon Sanso Corp.	120	1,434
Takashimaya Co. Ltd.	400	3,683
Takeda Pharmaceutical Co. Ltd.	850	40,778
TDK Corp.	150	9,293
Teijin Ltd.	140	2,713
Temp Holdings Co. Ltd.	200	3,764
Terumo Corp.	300	10,956
THK Co. Ltd.	100	2,579
Tobu Railway Co. Ltd.	1,000	5,072
Toho Co. Ltd.	100	2,870
Toho Gas Co. Ltd.	200	1,430
Tohoku Electric Power Co., Inc.	600	7,999
Tokio Marine Holdings, Inc.	800	33,731
Tokyo Century Corp.	100	3,447
Tokyo Electric Power Co. Holdings, Inc.*	1,900	7,381
Tokyo Electron Ltd.	200	24,279
Tokyo Gas Co. Ltd.	2,000	9,286
Tokyo Tatemono Co. Ltd.	250	3,415
Tokyu Corp.	1,000	7,163
Tokyu Fudosan Holdings Corp.	600	3,277
Toppan Printing Co. Ltd.	700	7,047
Toray Industries, Inc.	1,790	15,842
Toshiba Corp.*	4,000	8,069
Tosoh Corp.	900	8,459
TOTO Ltd.	200	7,630
Toyo Seikan Group Holdings Ltd.	200	3,354
Toyo Suisan Kaisha Ltd.	140	5,258
Toyoda Gosei Co. Ltd.	100	2,658
Toyota Boshoku Corp.	100	2,116
Toyota Industries Corp.	200	9,963
Toyota Motor Corp.	2,680	145,044
Toyota Tsusho Corp.	200	6,315
Trend Micro, Inc.	100	4,400
Tsuruha Holdings, Inc.	20	2,025
Unicharm Corp.	400	9,728
United Urban Investment Corp., REIT	4	6,043
USS Co. Ltd.	300	5,307
Welcia Holdings Co. Ltd.	30	965
West Japan Railway Co.	200	13,364
Yahoo Japan Corp.	1,600	6,853

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Yakult Honsha Co. Ltd.	130	$7,409
Yamada Denki Co. Ltd.	700	3,676
Yamaha Corp.	200	5,547
Yamaha Motor Co. Ltd.	300	7,125
Yamato Holdings Co. Ltd.	320	6,915
Yamazaki Baking Co. Ltd.	200	4,221
Yaskawa Electric Corp.	300	5,734
Yokogawa Electric Corp.	300	4,637
Yokohama Rubber Co. Ltd. (The)	130	2,553

		3,707,667

Luxembourg 0.3%
APERAM SA	54	2,715
ArcelorMittal*	2,273	17,862
B&M European Value Retail SA	805	3,513
Eurofins Scientific SE	12	5,910
L’Occitane International SA	500	1,047
Millicom International Cellular SA, SDR	75	4,109
RTL Group SA	46	3,565
SES SA	422	9,224
Tenaris SA	596	9,311
Ternium SA, ADR	56	1,418

		58,674

Macau 0.0%
MGM China Holdings Ltd.	1,200	2,730
Wynn Macau Ltd.	1,600	3,507

		6,237

Malta 0.0%
Kindred Group PLC, SDR	192	1,990

Netherlands 3.6%
Aalberts Industries NV	143	5,670
ABN AMRO Group NV, CVA, 144A	284	7,456
Aegon NV	2,377	12,132
Akzo Nobel NV	309	27,026
Altice NV(Class A Stock)*	485	12,050
Altice NV(Class B Stock)*	115	2,860
ASM International NV	55	3,311
ASML Holding NV	403	53,288

See Notes to Financial Statements.

28

Description	Shares	Value
COMMON STOCKS (Continued)

Netherlands (cont’d.)
ASR Nederland NV*	64	$1,894
Boskalis Westminster	97	3,568
Euronext NV, 144A	55	2,698
EXOR NV	135	7,578
Gemalto NV	93	5,207
GrandVision NV, 144A	60	1,566
HAL Trust	29	5,828
Heineken Holding NV	124	10,392
Heineken NV	279	24,885
ING Groep NV	4,818	78,531
InterXion Holding NV*	81	3,375
Koninklijke Ahold Delhaize NV	1,608	33,310
Koninklijke DSM NV	217	15,528
Koninklijke KPN NV	3,889	11,243
Koninklijke Philips NV	1,143	39,471
Koninklijke Vopak NV	78	3,520
NN Group NV	415	13,759
NXP Semiconductors NV*	351	37,118
OCI NV*	114	2,218
Philips Lighting NV, 144A*	51	1,725
Randstad Holding NV	142	8,466
Royal Dutch Shell PLC(Class A Stock)	3,042	79,320
Royal Dutch Shell PLC(Class B Stock)	4,707	125,239
SBM Offshore NV	212	3,493
VEON Ltd., ADR	223	921
Wolters Kluwer NV	364	15,446

		660,092

New Zealand 0.2%
Auckland International Airport Ltd.	1,228	5,819
Contact Energy Ltd.	851	3,044
Fisher & Paykel Healthcare Corp. Ltd.	650	4,497
Fletcher Building Ltd.	927	5,440
Fonterra Co-operative Group Ltd., UTS	139	571
Mercury NZ Ltd.	742	1,639
Meridian Energy Ltd.	1,422	2,703
Ryman Healthcare Ltd.	477	2,825
Spark New Zealand Ltd.	2,318	5,874

		32,412

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Norway 0.5%
DNB ASA	1,347	$21,022
Gjensidige Forsikring ASA	200	3,073
Kongsberg Gruppen ASA	58	905
Leroy Seafood Group ASA	29	1,459
Marine Harvest ASA*	485	8,069
Norsk Hydro ASA	1,694	9,653
Orkla ASA	997	9,046
Salmar ASA	58	1,376
Schibsted ASA(Class A Stock)	95	2,361
Schibsted ASA(Class B Stock)	105	2,352
Statoil ASA	1,178	19,400
Telenor ASA	860	13,892
Yara International ASA	226	8,404

		101,012

Portugal 0.2%
Banco Comercial Portugues SA(Class R Stock)*	13,745	3,071
EDP—Energias de Portugal SA	2,917	9,627
Galp Energia SGPS SA	608	9,449
Jeronimo Martins SGPS SA	289	5,303
Navigator Co. SA (The)	241	1,020
NOS SGPS SA	260	1,489
Sonae SGPS SA*	758	778

		30,737

Russia 0.1%
Evraz PLC*	348	974
X5 Retail Group NV, GDR, RegS*	120	4,230
Yandex NV(Class A Stock)*	314	8,560

		13,764

Singapore 1.1%
Ascendas Real Estate Investment Trust, REIT	3,100	5,682
CapitaLand Commercial Trust, REIT	2,300	2,673
CapitaLand Ltd.	3,100	8,329
CapitaLand Mall Trust, REIT	3,000	4,230
City Developments Ltd.	700	5,402
ComfortDelGro Corp. Ltd.	2,900	5,682
DBS Group Holdings Ltd.	2,200	30,383
First Resources Ltd.	700	939
Frasers Centrepoint Ltd.	500	680

See Notes to Financial Statements.

30

Description	Shares	Value
COMMON STOCKS (Continued)

Singapore (cont’d.)
Genting Singapore PLC	7,100	$5,657
Global Logistic Properties Ltd.	3,700	7,623
Great Eastern Holdings Ltd.	100	1,568
Jardine Cycle & Carriage Ltd.	100	3,384
Keppel Corp. Ltd.	1,800	8,369
Keppel REIT, REIT	2,000	1,517
Olam International Ltd.	800	1,094
Oversea-Chinese Banking Corp. Ltd.	4,100	28,715
SATS Ltd.	700	2,553
Sembcorp Industries Ltd.	1,100	2,383
Sembcorp Marine Ltd.	800	931
SIA Engineering Co. Ltd.	300	803
Singapore Airlines Ltd.	600	4,395
Singapore Exchange Ltd.	900	4,769
Singapore Post Ltd.	1,900	1,875
Singapore Press Holdings Ltd.	2,100	5,211
Singapore Technologies Engineering Ltd.	2,100	5,697
Singapore Telecommunications Ltd.	9,100	24,363
StarHub Ltd.	700	1,396
Suntec Real Estate Investment Trust, REIT	2,900	3,672
United Industrial Corp. Ltd.	300	678
United Overseas Bank Ltd.	1,500	23,355
UOL Group Ltd.	600	3,108
Wilmar International Ltd.	2,200	5,588

		212,704

South Africa 0.1%
Investec PLC	841	6,230
Mondi PLC	461	11,927

		18,157

Spain 3.2%
Abertis Infraestructuras SA	676	11,884
Acciona SA	29	2,393
Acerinox SA	186	2,591
ACS Actividades de Construccion y Servicios SA	227	8,410
Aena SA, 144A	81	14,281
Almirall SA	67	1,210
Amadeus IT Group SA	507	27,362
Atresmedia Corp. de Medios de Comunicacion SA	103	1,292
Banco Bilbao Vizcaya Argentaria SA	8,216	65,824
Banco de Sabadell SA	6,021	11,581

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Spain (cont’d.)
Banco Popular Espanol SA*	4,008	$2,805
Banco Santander SA	18,249	118,928
Bankia SA	6,036	7,329
Bankinter SA	894	7,870
Bolsas y Mercados Espanoles SHMSF SA	88	3,149
CaixaBank SA	3,305	15,006
Cellnex Telecom SA, 144A	180	3,177
Cia de Distribucion Integral Logista Holdings SA	42	1,003
Corp Financiera Alba SA	16	869
Distribuidora Internacional de Alimentacion SA	696	4,138
Ebro Foods SA	77	1,720
EDP Renovaveis SA	236	1,798
Enagas SA	294	7,726
Endesa SA	405	9,539
Ferrovial SA	607	12,912
Fomento de Construcciones y Contratas SA*	85	787
Gamesa Corp. Tecnologica SA	287	6,190
Gas Natural SDG SA	395	8,926
Grifols SA	420	11,273
Grupo Catalana Occidente SA	50	1,939
Iberdrola SA	7,380	53,053
Industria de Diseno Textil SA	1,329	50,929
Mapfre SA	1,195	4,168
Mediaset Espana Comunicacion SA	210	2,893
Melia Hotels International SA	111	1,646
Merlin Properties Socimi SA, REIT	564	6,670
Obrascon Huarte Lain SA	192	838
Prosegur Cia de Seguridad SA	298	1,945
Red Electrica Corp. SA	546	10,641
Repsol SA	1,407	22,207
Tecnicas Reunidas SA	39	1,541
Telefonica SA	5,566	61,560
Zardoya Otis SA	213	1,971

		593,974

Sweden 2.9%
AAK AB	25	1,789
Ahlsell AB, 144A*	208	1,397
Alfa Laval AB	405	8,299
Assa Abloy AB(Class B Stock)	1,160	25,108
Atlas Copco AB(Class A Stock)	1,040	38,849
Atlas Copco AB(Class B Stock)	482	16,017

See Notes to Financial Statements.

32

Description	Shares	Value
COMMON STOCKS (Continued)

Sweden (cont’d.)
Autoliv, Inc.(a)	112	$11,221
Axfood AB	90	1,428
Axis Communications AB	40	1,536
BillerudKorsnas AB	206	3,300
Boliden AB	346	9,885
Castellum AB	297	4,067
Electrolux AB(Class B Stock)	283	8,399
Elekta AB(Class B Stock)	365	3,811
Fabege AB	160	2,755
Fastighets AB Balder(Class B Stock)*	97	2,166
Fingerprint Cards AB(Class B Stock)*	359	1,429
Getinge AB(Class B Stock)	230	4,493
Hennes & Mauritz AB(Class B Stock)	1,202	29,762
Hexagon AB(Class B Stock)	319	13,883
Hexpol AB	236	2,622
Holmen AB(Class B Stock)	29	1,222
Hufvudstaden AB(Class A Stock)	127	1,990
Husqvarna AB(Class B Stock)	520	5,169
ICA Gruppen AB	84	2,867
Investment AB Latour(Class B Stock)	37	1,672
L E Lundbergforetagen AB(Class B Stock)	50	3,620
Lifco AB(Class B Stock)	53	1,614
Lundin Petroleum AB*	233	4,443
Melker Schorling AB	12	769
Modern Times Group MTG AB(Class B Stock)	56	1,826
NCC AB(Class A Stock)	25	664
NCC AB(Class B Stock)	110	2,922
Nibe Industrier AB(Class B Stock)	397	3,516
Nordea Bank AB	3,988	49,048
Ratos AB(Class B Stock)	228	1,069
Saab AB(Class B Stock)	56	2,775
Sandvik AB	1,333	21,371
Securitas AB(Class B Stock)	455	7,520
Skandinaviska Enskilda Banken AB(Class A Stock)	1,796	20,682
Skanska AB(Class B Stock)	454	10,851
SKF AB(Class A Stock)	33	725
SKF AB(Class B Stock)	481	10,556
SSAB AB(Class A Stock)*	161	700
SSAB AB(Class B Stock)*	854	3,030
Svenska Cellulosa AB SCA(Class A Stock)	22	732
Svenska Cellulosa AB SCA(Class B Stock)	737	24,400
Svenska Handelsbanken AB(Class A Stock)	1,780	25,255

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Sweden (cont’d.)
Svenska Handelsbanken AB(Class B Stock)	44	$620
Swedbank AB(Class A Stock)	1,321	31,308
Swedish Match AB	242	7,980
Swedish Orphan Biovitrum AB*	177	2,733
Tele2 AB(Class B Stock)	393	3,955
Telefonaktiebolaget LM Ericsson(Class A Stock)	104	664
Telefonaktiebolaget LM Ericsson(Class B Stock)	3,682	23,921
Telia Co. AB	3,228	13,142
Trelleborg AB(Class B Stock)	318	7,468
Volvo AB(Class A Stock)	221	3,609
Volvo AB(Class B Stock)	2,056	33,576
Wallenstam AB(Class B Stock)	243	2,071

		534,271

Switzerland 8.8%
ABB Ltd.	2,467	60,452
Actelion Ltd.*	125	35,396
Adecco Group AG	201	14,935
Allreal Holding AG*	16	2,753
Alpiq Holding AG*	7	520
Aryzta AG*	99	3,214
Baloise Holding AG	55	8,065
Banque Cantonale Vaudoise	4	2,898
Barry Callebaut AG*	3	4,120
Basellandschaftliche Kantonalbank	1	906
Basler Kantonalbank	9	640
Berner Kantonalbank AG	5	951
Bucher Industries AG	8	2,579
Chocoladefabriken Lindt & Spruengli AG	2	11,249
Cie Financiere Richemont SA	640	53,477
Clariant AG*	372	7,534
Coca-Cola HBC AG*	258	7,158
Credit Suisse Group AG*	2,629	40,095
DKSH Holding AG	42	3,383
dormakaba Holding AG*	4	3,427
Dufry AG*	61	9,995
Emmi AG*	3	2,190
EMS-Chemie Holding AG	9	5,639
Flughafen Zuerich AG	26	5,730
Galenica AG	5	5,433
GAM Holding AG*	179	2,294
Geberit AG	48	21,864

See Notes to Financial Statements.

34

Description	Shares	Value
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Georg Fischer AG	5	$4,715
Givaudan SA	11	21,194
Glencore PLC*	14,582	57,309
Helvetia Holding AG	8	4,442
IWG PLC	746	3,138
Julius Baer Group Ltd.*	287	14,966
Kuehne + Nagel International AG	65	9,830
LafargeHolcim Ltd.*	598	33,912
Lonza Group AG*	71	14,527
Luzerner Kantonalbank AG	4	1,729
Nestle SA	3,904	300,688
Novartis AG	2,834	218,176
OC Oerlikon Corp. AG*	226	2,715
Panalpina Welttransport Holding AG	12	1,587
Partners Group Holding AG	23	13,904
PSP Swiss Property AG	56	5,021
Roche Holding AG(TRQX)	35	9,169
Roche Holding AG(XBRN)	867	226,863
Schindler Holding AG(AQXE)	51	10,421
Schindler Holding AG(TRQX)	8	1,589
SFS Group AG*	17	1,697
SGS SA	6	13,511
Sika AG	3	19,147
Sonova Holding AG	69	10,203
St Galler Kantonalbank AG	3	1,303
STMicroelectronics NV	755	12,124
Straumann Holding AG	11	5,806
Sulzer AG	14	1,634
Sunrise Communications Group AG, 144A*	50	3,714
Swatch Group AG (The)(AQXE)	37	14,803
Swatch Group AG (The)(TRQX)	67	5,198
Swiss Life Holding AG*	41	13,343
Swiss Prime Site AG*	89	7,716
Swiss Re AG	412	35,835
Swisscom AG	29	12,646
Syngenta AG	115	53,444
Temenos Group AG*	77	6,665
UBS Group AG	4,385	74,856
Wolseley PLC	324	20,593
Zurich Insurance Group AG	187	51,750

		1,638,780

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom 15.8%
3i Group PLC	1,209	$12,425
AA PLC	713	2,414
Aberdeen Asset Management PLC	1,088	3,931
Admiral Group PLC	262	6,823
Aggreko PLC	288	3,310
Amec Foster Wheeler PLC	460	3,230
Anglo American PLC*	1,631	23,352
Ashmore Group PLC	424	1,911
Ashtead Group PLC	626	13,206
ASOS PLC*	62	4,673
Associated British Foods PLC	433	15,765
AstraZeneca PLC	1,581	94,685
Auto Trader Group PLC, 144A	1,274	6,617
Aviva PLC	4,998	33,988
Babcock International Group PLC	655	7,630
BAE Systems PLC	4,036	32,780
Balfour Beatty PLC	810	3,060
Barclays PLC	20,952	57,375
Barratt Developments PLC	1,274	9,560
BBA Aviation PLC	1,221	4,926
Beazley PLC	592	3,373
Bellway PLC	168	6,192
Berendsen PLC	199	2,161
Berkeley Group Holdings PLC	164	6,917
Booker Group PLC	1,915	4,811
BP PLC	24,430	139,853
British American Tobacco PLC	2,327	157,220
British Land Co. PLC (The), REIT	1,298	11,037
Britvic PLC	290	2,495
BT Group PLC	10,519	41,497
BTG PLC*	449	3,955
Bunzl PLC	416	12,968
Burberry Group PLC	554	11,578
Capita PLC	881	6,350
Capital & Counties Properties PLC	837	3,423
Centrica PLC	6,693	17,150
Close Brothers Group PLC	170	3,725
CNH Industrial NV	1,154	12,726
Cobham PLC	2,387	4,096
Coca-Cola European Partners PLC	285	11,007
Compass Group PLC	2,073	41,856
ConvaTec Group PLC, 144A*	936	3,722

See Notes to Financial Statements.

36

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Croda International PLC	171	$8,335
CYBG PLC*	970	3,541
Daily Mail & General Trust PLC(Class A Stock)	338	3,132
DCC PLC	113	10,434
Derwent London PLC, REIT	117	4,460
Diageo PLC	3,157	91,892
Dialog Semiconductor PLC*	89	4,164
Direct Line Insurance Group PLC	1,779	8,039
Dixons Carphone PLC	1,313	5,704
Drax Group PLC	477	1,995
DS Smith PLC	1,235	6,905
Dunelm Group PLC	115	904
easyJet PLC	304	4,598
Essentra PLC	306	2,145
Experian PLC	1,194	25,686
Fiat Chrysler Automobiles NV*	1,321	15,005
G4S PLC	2,009	7,933
GKN PLC	2,173	10,098
GlaxoSmithKline PLC	6,077	122,317
Great Portland Estates PLC, REIT	397	3,557
Greene King PLC	363	3,533
Halma PLC	499	6,806
Hammerson PLC, REIT	1,022	7,776
Hargreaves Lansdown PLC	257	4,588
Hays PLC	1,553	3,446
Henderson Group PLC	1,334	3,990
Hiscox Ltd.	326	4,781
Howden Joinery Group PLC	727	4,359
HSBC Holdings PLC	24,440	201,541
IG Group Holdings PLC	427	3,007
IMI PLC	321	5,316
Imperial Brands PLC	1,205	59,013
Inchcape PLC	465	5,144
Indivior PLC	853	3,702
Informa PLC	1,041	8,656
Inmarsat PLC	594	6,282
InterContinental Hotels Group PLC	246	13,039
Intermediate Capital Group PLC	321	3,249
International Consolidated Airlines Group SA	1,066	7,729
Intertek Group PLC	204	10,737
Intu Properties PLC, REIT	1,027	3,668
ITV PLC	4,668	12,695

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
J Sainsbury PLC	2,181	$7,776
Jardine Lloyd Thompson Group PLC	143	2,031
JD Sports Fashion PLC	420	2,422
John Wood Group PLC	428	4,207
Johnson Matthey PLC	247	9,528
Jupiter Fund Management PLC	505	3,106
Just Eat PLC*	649	4,852
Kingfisher PLC	2,859	12,648
Land Securities Group PLC, REIT	979	14,021
Legal & General Group PLC	7,445	23,728
Liberty Global PLC(Class A Stock)*	319	11,299
Liberty Global PLC(Class C Stock)*	780	26,996
Liberty Global PLC LiLAC(Class A Stock)*	59	1,267
Liberty Global PLC LiLAC(Class C Stock)*	138	3,014
Lloyds Banking Group PLC	79,978	71,862
London Stock Exchange Group PLC	397	17,395
Man Group PLC	1,950	3,881
Manchester United PLC(Class A Stock)	38	627
Marks & Spencer Group PLC	2,074	9,844
Meggitt PLC	1,034	6,192
Merlin Entertainments PLC, 144A	800	5,236
Metro Bank PLC*	38	1,733
Micro Focus International PLC	257	8,611
Millennium & Copthorne Hotels PLC	132	770
Moneysupermarket.com Group PLC	630	2,822
National Grid PLC	4,715	61,051
NEX Group PLC	356	2,842
Next PLC	184	10,257
Ocado Group PLC*	510	1,658
Old Mutual PLC	6,053	15,203
Pearson PLC	1,049	8,653
Pennon Group PLC	549	6,091
Persimmon PLC	387	11,677
Petrofac Ltd.	299	3,151
Phoenix Group Holdings	462	4,419
Playtech PLC	263	3,266
Provident Financial PLC	187	7,762
Prudential PLC	3,187	70,732
Randgold Resources Ltd.	117	10,292
Reckitt Benckiser Group PLC	785	72,328
RELX NV	1,160	22,416
RELX PLC	1,390	28,182

See Notes to Financial Statements.

38

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Rentokil Initial PLC	2,355	$7,593
Rightmove PLC	127	6,885
Rio Tinto Ltd.	543	24,582
Rio Tinto PLC	1,512	59,649
Rolls-Royce Holdings PLC*	2,066	21,717
Rolls-Royce Holdings PLC(Entitlement Shares)*	146,686	190
Rotork PLC	1,015	3,233
Royal Bank of Scotland Group PLC*	4,050	13,904
Royal Mail PLC	1,205	6,284
RPC Group PLC	471	4,948
RSA Insurance Group PLC	1,290	9,952
Saga PLC	1,307	3,548
Sage Group PLC (The)	1,356	11,770
Schroders PLC(AQXE)	133	5,492
Schroders PLC(SGMX)	57	1,712
Segro PLC, REIT	1,278	8,039
Serco Group PLC*	1,279	1,914
Severn Trent PLC	301	9,061
Shaftesbury PLC, REIT	312	3,765
Sky PLC	1,292	16,597
Smith & Nephew PLC	1,108	18,204
Smiths Group PLC	496	10,544
Spectris PLC	139	4,970
Spirax-Sarco Engineering PLC	86	5,791
Sports Direct International PLC*	308	1,223
SSE PLC	1,286	23,166
St. James’s Place PLC	663	9,854
Stagecoach Group PLC	496	1,308
Standard Chartered PLC*	3,433	32,083
Standard Life PLC	2,459	11,574
Subsea 7 SA	297	4,894
TalkTalk Telecom Group PLC	606	1,516
Tate & Lyle PLC	540	5,296
Taylor Wimpey PLC	4,090	10,594
TechnipFMC PLC*	558	16,775
Tesco PLC*	10,163	24,119
Thomas Co.ok Group PLC	1,681	2,084
Travis Perkins PLC	331	6,903
Tullow Oil PLC*	1,672	4,536
UBM PLC	459	4,222
Unilever NV, CVA	1,958	102,571
Unilever PLC	1,519	78,150

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
United Utilities Group PLC	859	$10,825
Vodafone Group PLC	33,101	85,256
Weir Group PLC (The)	279	7,188
WH Smith PLC	132	3,023
Whitbread PLC	230	12,017
William Hill PLC	1,038	3,944
Wm Morrison Supermarkets PLC	2,790	8,667
Worldpay Group PLC, 144A	1,612	6,260
WPP PLC	1,634	34,990

		2,942,904

United States 1.3%
Carnival PLC	228	14,052
Core Laboratories NV	56	6,206
Flex Ltd.*	687	10,621
ICON PLC*	72	6,083
IHS Markit Ltd.*	508	22,047
Jazz Pharmaceuticals PLC*	70	11,150
Mobileye NV*	219	13,561
Samsonite International SA	1,800	6,946
Seagate Technology PLC	362	15,251
Sensata Technologies Holding NV*	217	8,936
Shire PLC	1,115	65,739
STERIS PLC	110	8,118
Taro Pharmaceutical Industries Ltd.*	16	1,870
TE Connectivity Ltd.	457	35,358
Willis Towers Watson PLC	170	22,545

		248,483

TOTAL COMMON STOCKS (cost $15,448,044)		17,308,027

PREFERRED STOCKS 0.6%

Germany 0.5%
Bayerische Motoren Werke AG(PRFC)	74	6,086
FUCHS PETROLUB SE(PRFC)	82	4,230
Henkel AG & Co. KGaA(PRFC)	216	29,390
Jungheinrich AG(PRFC)	56	1,950
MAN SE(PRFC)	6	622
Porsche Automobil Holding SE(PRFC)	193	11,295
RWE AG(PRFC)	60	729

See Notes to Financial Statements.

40

Description	Shares	Value
PREFERRED STOCKS (Continued)

Germany (cont’d.)
Sartorius AG(PRFC)	36	$3,296
Schaeffler AG(PRFC)	88	1,518
Volkswagen AG(PRFC)	228	36,194

		95,310

Japan 0.0%
Ito En Ltd.(PRFC)	100	1,883
Shinkin Central Bank(PRFC A)	1	2,076

		3,959

Spain 0.1%
Grifols SA(PRFC B)	303	6,475

Sweden 0.0%
Fastighets AB Balder(PRFC)	16	614

TOTAL PREFERRED STOCKS (cost $87,825)		106,358

EXCHANGE TRADED FUND 2.5%

United States
iShares MSCI EAFE ETF (cost $428,073)	7,200	459,360

	Units
RIGHTS* 0.0%

Australia 0.0%
TPG Telecom Ltd., expiring 05/12/17	34	16

United Kingdom 0.0%
Cobham PLC, expiring 05/04/17	792	585

TOTAL RIGHTS (cost $0)		601

TOTAL LONG-TERM INVESTMENTS (cost $15,963,942)		17,874,346

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description			Shares	Value

SHORT-TERM INVESTMENTS 3.0%

AFFILIATED MUTUAL FUNDS 2.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			499,851	$499,851
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $10,897; includes $10,890 of cash collateral for securities on loan)(b)(w)			10,895	10,897

TOTAL AFFILIATED MUTUAL FUNDS (cost $510,748)				510,748

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) 0.3%
U.S. Treasury Bills	0.730%	06/15/17	20	19,984
U.S. Treasury Bills	0.755	06/15/17	30	29,976

TOTAL U.S. TREASURY OBLIGATIONS (cost $49,955)				49,960

TOTAL SHORT-TERM INVESTMENTS (cost $560,703)				560,708

TOTAL INVESTMENTS 99.2% (cost $16,524,645)				18,435,054
Other assets in excess of liabilities(z) 0.8%				148,603

NET ASSETS 100.0%				$18,583,657

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR—American Depositary Receipt

AQXE—Aquis Exchange

CDI—Chess Depository Interest

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia and Far East

ETF—Exchange Traded Fund

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PRFC—Preference Shares

See Notes to Financial Statements.

42

REIT—Real Estate Investment Trust

SDR—Swedish Depositary Receipt

SGMX—SIGMA X MTF

STOXX—Stock Index of the Eurozone

TRQX—Turquoise Exchange

UTS—Unit Trust Security

XBRN—BX Worldcaps Exchange

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $203 and 0.0% of net assets.
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,019; cash collateral of $10,890 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
3	Euro STOXX 50 Index	Jun. 2017	$109,431	$114,638	$5,207
6	Mini MSCI EAFE Index	Jun. 2017	529,495	547,140	17,645

					$22,852

U.S. Treasury Obligations with a combined market value of $49,960 have been segregated with Morgan Stanley to cover requirements for open futures contracts at April 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$1,243,460	$—
Austria	—	51,368	—
Belgium	—	224,129	—
Canada	280	—	—
Chile	—	4,524	—
China	—	63,857	—
Denmark	—	308,782	—
Finland	—	188,033	—
France	3,699	1,666,045	—
Germany	411	1,558,140	—
Hong Kong	54,692	535,425	—
Ireland	9,892	100,039	—
Isle of Man	—	3,268	—
Israel	16,433	80,151	—
Italy	—	393,338	203
Japan	—	3,707,667	—
Luxembourg	1,418	57,256	—
Macau	—	6,237	—
Malta	—	1,990	—
Netherlands	41,414	618,678	—
New Zealand	—	32,412	—
Norway	—	101,012	—
Portugal	—	30,737	—
Russia	12,790	974	—
Singapore	—	212,704	—
South Africa	—	18,157	—
Spain	—	593,974	—
Sweden	11,221	523,050	—
Switzerland	35,396	1,603,384	—
United Kingdom	54,210	2,888,694	—
United States	161,746	86,737	—
Preferred Stocks
Germany	—	95,310	—
Japan	—	3,959	—
Spain	—	6,475	—
Sweden	—	614	—
Exchange Traded Fund
United States	459,360	—	—

See Notes to Financial Statements.

44

	Level 1	Level 2	Level 3
Rights
Australia	$—	$16	$—
United Kingdom	585	—	—
Affiliated Mutual Funds	510,748	—	—
U.S. Treasury Obligations	—	49,960	—
Other Financial Instruments*
Futures Contracts	22,852	—	—

Total	$1,397,147	$17,060,556	$203

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2017 were as follows:

Banks	11.3%
Pharmaceuticals	7.1
Insurance	5.2
Oil, Gas & Consumable Fuels	3.9
Chemicals	3.6
Automobiles	2.9
Food Products	2.9
Affiliated Mutual Funds (including 0.1% of collateral for securities on loan)	2.7
Machinery	2.7
Metals & Mining	2.5
Exchange Traded Fund	2.5
Capital Markets	2.4
Diversified Telecommunication Services	2.2
Beverages	2.0
Real Estate Management & Development	2.0
Equity Real Estate Investment Trusts (REITs)	1.8
Textiles, Apparel & Luxury Goods	1.7
Industrial Conglomerates	1.7
Personal Products	1.6
Media	1.6
Food & Staples Retailing	1.6
Electric Utilities	1.6
Wireless Telecommunication Services	1.5
Electronic Equipment, Instruments & Components	1.5
Tobacco	1.4%
Electrical Equipment	1.4
Software	1.4
Hotels, Restaurants & Leisure	1.4
Trading Companies & Distributors	1.2
Auto Components	1.2
Professional Services	1.2
Health Care Equipment & Supplies	1.1
Aerospace & Defense	1.1
Household Durables	1.1
Semiconductors & Semiconductor Equipment	1.1
Biotechnology	1.1
Multi-Utilities	1.0
Road & Rail	1.0
Specialty Retail	0.9
Construction & Engineering	0.9
Household Products	0.9
Building Products	0.8
IT Services	0.8
Construction Materials	0.7
Commercial Services & Supplies	0.6
Transportation Infrastructure	0.6
Diversified Financial Services	0.6
Health Care Providers & Services	0.6
Technology Hardware, Storage & Peripherals	0.5
Air Freight & Logistics	0.4

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Industry Classification (cont’d.)
Communications Equipment	0.4%
Internet Software & Services	0.3
Gas Utilities	0.3
Multiline Retail	0.3
Energy Equipment & Services	0.3
U.S. Treasury Obligations	0.3
Containers & Packaging	0.3
Paper & Forest Products	0.2
Leisure Products	0.2
Marine	0.2
Airlines	0.2
Internet & Direct Marketing Retail	0.2
Life Sciences Tools & Services	0.1

Water Utilities	0.1%
Consumer Finance	0.1
Independent Power & Renewable Electricity Producers	0.1
Distributors	0.1
Diversified Consumer Services	0.0	*
Health Care Technology	0.0	*
Rights*	0.0	*

	99.2
Other assets in excess of liabilities	0.8

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$22,852	*	—	$—
Equity contracts	Unaffiliated investments	601		—	—

Total		$23,453			$—

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

46

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$1,025	$29,824	$30,849

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Total
Equity contracts	$601	$22,852	$23,453

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended April 30, 2017, the Fund’s average value at trade date for futures contracts-long positions was $481,526.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Pledged(2)	Net Amount
Securities on Loan	$10,019	$(10,019)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	47

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $10,019:
Unaffiliated investments (cost $16,013,897)	$17,924,306
Affiliated investments (cost $510,748)	510,748
Foreign currency, at value (cost $88,062)	89,980
Dividends receivable	59,123
Receivable from advisor	22,029
Receivable for investments sold	9,501
Tax reclaim receivable	8,426
Receivable for fund shares sold	121
Prepaid expenses	5,335

Total assets	18,629,569

Liabilities
Payable for fund shares reacquired	23,620
Payable to broker for collateral for securities on loan	10,890
Payable for investments purchased	9,177
Accrued expenses	920
Due to broker—variation margin futures	791
Deposit due to broker for futures	458
Affiliated transfer agent fee payable	56

Total liabilities	45,912

Net Assets	$18,583,657

Net assets were comprised of:
Shares of beneficial interest, at par	$1,638
Paid-in capital in excess of par	16,507,703

16,509,341
Undistributed net investment income	153,606
Accumulated net realized loss on investment and foreign currency transactions	(14,981)
Net unrealized appreciation on investments and foreign currencies	1,935,691

Net assets, April 30, 2017	$18,583,657

Class Q
Net asset value, offering price and redemption price per share, ($18,583,657 ÷ 1,638,115 shares of beneficial interest issued and outstanding)	$11.34

See Notes to Financial Statements.

48

Statement of Operations (unaudited)

Period* Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $25,387)	$192,100
Affiliated dividend income	2,334
Interest income	221
Income from securities lending, net (including affiliated income of $2)	10

Total income	194,665

Expenses
Management fee	18,246
Custodian and accounting fees	37,000
Audit fee	15,000
Legal fees and expenses	7,000
Trustees’ fees	5,000
Shareholders’ reports	3,000
Transfer agent’s fees and expenses (including affiliated expense of $160)	400
Miscellaneous	17,105

Total expenses	102,751
Less: Management fee waiver and/or expense reimbursement	(75,527)

Net expenses	27,224

Net investment income (loss)	167,441

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	1,357
Futures transactions	29,824
Foreign currency transactions	(46,162)

(14,981)

Net change in unrealized appreciation (depreciation) on:
Investments	1,910,409
Futures	22,852
Foreign currencies	2,430

1,935,691

Net gain (loss) on investment and foreign currency transactions	1,920,710

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,088,151

*	Commencement of operations was November 17, 2016.

See Notes to Financial Statements.

Prudential QMA International Developed Markets Index Fund	49

Statement of Changes in Net Assets (unaudited)

November 17, 2016* through April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$167,441
Net realized gain (loss) on investment and foreign currency transactions	(14,981)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,935,691

Net increase (decrease) in net assets resulting from operations	2,088,151

Dividends from net investment income
Class Q	(13,835)

Fund share transactions
Net proceeds from shares sold	16,554,485
Net asset value of shares issued in reinvestment of dividends and distributions	13,835
Cost of shares reacquired	(58,979)

Net increase (decrease) in net assets from Fund share transactions	16,509,341

Total increase (decrease)	18,583,657

Net Assets:
Beginning of period	—

End of period(a)	$18,583,657

(a) Includes undistributed net investment income of:	$153,606

*	Commencement of operations.

See Notes to Financial Statements.

50

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. PIP2 consists of eleven separate series: Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, Prudential Institutional Money Market Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund. These financial statements relate to the Prudential QMA International Developed Markets Index Fund (the “Fund”). The financial statements of the other series are not presented herein. The Fund commenced operations on November 17, 2016.

The Fund’s investment objective is to provide investment results that approximate the performance of the Russell Developed Ex North America Large Cap Index.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Prudential QMA International Developed Markets Index Fund	51

Notes to Financial Statements (unaudited) (continued)

Common and preferred stocks, exchange-traded funds and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield

52

spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of a Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

Prudential QMA International Developed Markets Index Fund	53

Notes to Financial Statements (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused

54

by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser

Prudential QMA International Developed Markets Index Fund	55

Notes to Financial Statements (unaudited) (continued)

may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

56

2. Agreements

PIP2, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .25% of the average daily net assets of the Fund. The management fee amount waived exceeded the management fee for the period ended April 30, 2017.

Effective December 1, 2016, PGIM Investments has contractually agreed through February 28, 2019 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Fund to .30% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) pursuant to which PIMS acts as the distributor of the Class Q shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class Q shares of the Fund.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or

Prudential QMA International Developed Markets Index Fund	57

Notes to Financial Statements (unaudited) (continued)

between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc. was compensated $2 for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the period ended April 30, 2017, were $16,158,719 and $199,717, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$16,524,645

Appreciation	2,038,150
Depreciation	(127,741)

Net Unrealized Appreciation	$1,910,409

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

6. Capital

The Fund offers Class Q shares. Effective as of May 22, 2017, shares of the Fund are registered under the Securities Act of 1933, as amended.

58

PIP2 has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2017, Prudential, through its affiliates, owned 1,501,351 Class Q shares of the Fund, which represents 92% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class Q	Shares	Amount
Period* ended April 30, 2017:
Shares sold	1,642,086	$16,554,485
Shares issued in reinvestment of dividends and distributions	1,359	13,835
Shares reacquired	(5,330)	(58,979)

Net increase (decrease) in shares outstanding	1,638,115	$16,509,341

*	Commencement of operations was November 17, 2016

7. Borrowings

PIP 2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the period ended April 30, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential QMA International Developed Markets Index Fund	59

Financial Highlights (unaudited)

Class Q Shares
	November 17, 2016(a) through April 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.11
Net realized and unrealized gain (loss) on investments	1.24
Total from investment operations	1.35
Less Dividends and Distributions:
Dividends from net investment income	(.01)
Net asset value, end of period	$11.34
Total Return(c):	13.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,584
Average net assets (000)	$16,244
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.37%	(e)
Expense before waivers and/or expense reimbursement	1.41%	(e)
Net investment income (loss)	2.29%	(e)
Portfolio turnover rate	1%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

60

Approval of Advisory Agreements

Board Consideration of Management Agreement and Subadvisory Agreements:

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of Prudential Investment Portfolios 2 (PIP 2) considered the proposed management agreement with Prudential Investments LLC (the Manager)1 and the proposed subadvisory agreement with Quantitative Management Associates LLC (QMA or the Subadviser) for the Prudential QMA International Developed Markets Index Fund (the Fund) prior to the Fund’s commencement of operations. The Board, including a majority of the Independent Trustees, met on September 20-22, 2016 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadvisers; any relevant comparable performance and the Subadviser’s qualifications and track records in serving other affiliated mutual funds; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadviser, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, were in the best interests of the Fund in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

[1]	Prudential Investments LLC is now known as PGIM Investments LLC.

Prudential QMA International Developed Markets Index Fund

Approval of Advisory Agreements (continued)

Certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 7-9, 2016 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-management interested Trustees of PIP 2. The Board discussed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 7-9, 2016 meetings in connection with the renewal of the subadvisory agreement between the Manager and the Subadviser with respect to other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolios, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from PIP 2’s Chief Compliance Officer as to the Subadviser. The Board noted that it was satisfied with the nature, quality and extent of

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services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board did consider the Subadviser’s track record in managing other registered investment companies that follow similar investment strategies. The Board considered the background and professional experience of the proposed portfolio management teams for the Fund. It was noted that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.25% of the Prudential QMA International Developed Markets Index Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.10% of the Prudential QMA International Developed Markets Index Fund’s average daily net assets to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses to a Peer Group chosen by Broadridge of comparable funds. The Board noted that Prudential QMA International Developed Markets Index Fund’s contractual management fee was in the second quartile of the Broadridge Peer Group. The Board noted that the anticipated net total expenses for the Prudential QMA International Developed Markets Index Fund were in the third quartile of the Broadridge Peer Group.

The Board noted that, to ensure a competitive yield for the Fund, the Manager had indicated a willingness to enter into a contractual fee waiver and expense cap under which the Manager has agreed through a specified date to waive fees and/or reimburse expenses so that the Fund’s net annual operating expenses (exclusive of extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) would not exceed an agreed upon percentage of the Fund’s average daily net assets. The Board noted that the Fund would not be launched until the Board and the Manager reached agreement on the fee waiver and expense cap.

Prudential QMA International Developed Markets Index Fund

Approval of Advisory Agreements (continued)

Profitability

Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreement.

Economies of Scale

The Board noted that the proposed management and subadvisory fees for the Fund did not include breakpoints under which the fees would decline as assets grew. The Board considered the potential for the Manager and the Subadviser to realize economies of scale as the Fund’s assets grew but concluded that it would be appropriate to review breakpoints in the management and subadvisory fees as the Fund grew. Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreement.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser and their affiliates as a result of their relationships with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After consideration of these factors, the Board concluded that the approval of the agreements was in the interests of the Fund.

Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Securities and Exchange Commission’s website at the end of August.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA International Developed Markets Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

SHARE CLASS	Q
NASDAQ	PQDMX
CUSIP	74440E607

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2017